UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22253

Nuveen AMT-Free Municipal Value Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917-7700

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Closed-End Funds
Closed-End Funds
Nuveen Municipal
April 30, 2024
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen Municipal Value Fund, Inc.
NUV
Nuveen AMT-Free Municipal Value Fund
NUW
Nuveen Municipal Income Fund, Inc.
NMI

Table
of Contents
Important Notices 3
Common Share Information 4
About the Funds’ Benchmarks 6
Performance Overview and Holding Summaries 7
Portfolios of Investments 13
Statement of Assets and Liabilities 62
Statement of Operations 63
Statement of Changes in Net Assets 64
Financial Highlights 66
Notes to Financial Statements 70
Risk Considerations 82
Additional Fund Information 83
Glossary of Terms Used in this Report 84
Annual Investment Management Agreement Approval Process 85
Important Notices

Portfolio Manager Commentaries in Semi-Annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s October 31, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.
NMI - Portfolio Manager Update
Effective April 1, 2024, Christopher Drahn retired from Nuveen Asset Management, LLC and no longer serves as a portfolio manager of the Fund.
Management Fees
As of May 1, 2024, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of each Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each Fund is the fund-level fee listed within this report plus 0.1600%. Refer to the Notes to Financial Statements within this report for further details on the Funds’ management fees.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds' distributions is current as of April 30, 2024.  Each Fund's distribution levels may vary over time based on each Fund's investment activity and portfolio investment value changes.
During the current reporting period, each Fund's distributions to common shareholders were as shown in the accompanying table.
Each Fund sought to pay regular monthly dividends out of its net investment income at a rate that reflected its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund paid dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund reported a negative undistributed net ordinary income.
Refer to the Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
Effective for distributions payable on December 1, 2023, each Fund's distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per share dividend distribution rate, which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. If a distribution includes anything other than net investment income, the Fund provides a notice of the best estimate of its distribution sources at the time of the distribution which may be viewed at www.nuveen.
com/CEFdistributions. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date) NUV NUW NMI
November $0.0290 $0.0425 $0.0315
December 0.0290 0.0425 0.0340
January 0.0290 0.0425 0.0340
February 0.0290 0.0425 0.0340
March 0.0290 0.0425 0.0360
April 0.0290 0.0425 0.0360
Total Distributions from Net Investment Income $0.1740 $0.2550 $0.2055
Yields
NUV NUW NMI
Market Yield
1
4.11% 3.79% 4.72%
Taxable-Equivalent Yield
1
6.92% 6.40% 7.98%
1
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period.
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 40.8%. Your actual federal income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

COMMON SHARE EQUITY SHELF PROGRAM
During the current reporting period, NMI was authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, NMI, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above the Fund's NAV per common share. The maximum aggregate offering under these Shelf Offerings are as shown in the accompanying table.
During the current reporting period, NMI did not sell any common shares through its Shelf Offering.
Refer to the Notes to Financial Statements for further details on Shelf Offerings and the Fund’s transactions.
COMMON SHARE REPURCHASES
The Funds’ Board of Directors/Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
During the current reporting period, the Funds did not repurchase any of their outstanding common shares.  As of April 30, 2024,
(and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
OTHER COMMON SHARE INFORMATION
As of April 30, 2024, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs and trading at an average premium/(discount) to NAV during the current reporting period, as follows:
NMI*
Additional authorized common shares 2,200,000
* Represents additional authorized shares for the period November 1, 2023 through March 20, 2024.
NUV NUW NMI
Common shares cumulatively repurchased and retired 0 0 0
Common shares authorized for repurchase 20,750,000 1,795,000 1,005,000
NUV NUW NMI
Common share NAV $9.23 $15.12 $9.89
Common share price $8.47 $13.46 $9.15
Premium/(Discount) to NAV (8.23)% (10.98)% (7.48)%
Average premium/(discount) to NAV (7.72)% (10.97)% (7.58)%

About the Funds’ Benchmarks
S&P Municipal Bond Index
: An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Yield Index
: An index that is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Nuveen Municipal Value Fund, Inc.
Performance Overview and Holding Summaries as of April 30, 2024

NUV
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NUV at Common Share NAV 6/17/87 8.20% 2.56% 1.36% 2.99%
NUV at Common Share Price 6/17/87 8.16% 0.18% 0.37% 2.50%
S&P Municipal Bond Index — 7.14% 2.35% 1.38% 2.46%

Performance Overview and Holdings Summaries
April 30, 2024 (continued)
Holdings Summaries as of April 30, 2024
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 99 .1%
Short-Term Municipal Bonds 1 .4%
Other Assets & Liabilities, Net 1.0%
Floating Rate Obligations (1.5)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.5%
AAA 8.7%
AA 39.5%
A 28.4%
BBB 10.6%
BB or Lower 2.7%
N/R (not rated) 6.6%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 29.9%
Transportation 20.1%
Utilities 15.9%
Tax Obligation/General 14.6%
Health Care 7.5%
U.S. Guaranteed 3.7%
Consumer Staples 3.5%
Other 4.8%
Total 100%
States and Territories
1
(% of total municipal bonds)
Texas 13.3%
Illinois 10.4%
New York 9.6%
Colorado 6.1%
California 6.0%
Florida 5.9%
New Jersey 4.4%
Washington 4.3%
Ohio 3.8%
Michigan 3.4%
Georgia 3.2%
Nevada 2.6%
South Carolina 2.4%
Arizona 1.9%
Puerto Rico 1.8%
Kentucky 1.8%
District of Columbia 1.6%
Oklahoma 1.4%
Utah 1.3%
Tennessee 1.3%
Other 13.5%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.
Nuveen AMT-Free Municipal Value Fund
Performance Overview and Holding Summaries as of April 30, 2024

NUW
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NUW at Common Share NAV 2/25/09 8.26% 3.17% 1.60% 3.04%
NUW at Common Share Price 2/25/09 8.84% 0.97% (0.20)% 2.14%
S&P Municipal Bond Index — 7.14% 2.35% 1.38% 2.46%

Performance Overview and Holdings Summaries
April 30, 2024 (continued)
Holdings Summaries as of April 30, 2024
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 97 .4%
Common Stocks 0 .3%
Short-Term Municipal Bonds 1 .7%
Other Assets & Liabilities, Net 1.3%
Floating Rate Obligations (0.7)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.9%
AAA 8.3%
AA 42.3%
A 27.5%
BBB 12.1%
BB or Lower 2.0%
N/R (not rated) 6.5%
N/A (not applicable) 0.4%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 25.0%
Utilities 20.0%
Tax Obligation/General 18.1%
Transportation 10.4%
Health Care 8.9%
Education and Civic
Organizations 7.1%
Consumer Staples 4.1%
Other 6.1%
Common Stocks 0.3%
Total 100%
States and Territories
1
(% of total municipal bonds)
California 11.3%
Texas 10.2%
Illinois 9.9%
New York 8.1%
New Jersey 6.7%
Nevada 5.4%
Ohio 4.3%
Colorado 4.1%
Pennsylvania 3.8%
Florida 3.7%
Tennessee 3.7%
Washington 3.6%
Kentucky 3.4%
Maryland 3.2%
Puerto Rico 3.1%
Georgia 2.6%
South Carolina 1.7%
Michigan 1.6%
West Virginia 1.4%
Arizona 1.2%
Other 7.0%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.
Nuveen Municipal Income Fund, Inc.
Performance Overview and Holding Summaries as of April 30, 2024

NMI
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the linked returns between the S&P Munici-
pal Bond Index (through September 29, 2023) and the S&P Municipal Yield Index (subsequent to September 29, 2023).
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2024
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NMI at Common Share NAV 4/20/88 10.21% 4.60% 1.27% 2.85%
NMI at Common Share Price 4/20/88 12.04% 1.46% (0.06)% 1.81%
S&P Municipal Bond Index — 7.14% 2.35% 1.38% 2.46%
S&P Municipal Yield Index — 11.60% 5.83% 2.63% 4.23%
NMI Linked Benchmark — 11.60% 5.44% 1.98% 2.76%

Performance Overview and Holdings Summaries
April 30, 2024 (continued)
Holdings Summaries as of April 30, 2024
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 97 .8%
Other Assets & Liabilities, Net 2.2%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.8%
AA 14.2%
A 24.0%
BBB 14.7%
BB or Lower 8.1%
N/R (not rated) 38.2%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 26.9%
Transportation 18.3%
Health Care 15.7%
Education and Civic
Organizations 14.6%
Utilities 5.8%
Tax Obligation/General 4.6%
Long-Term Care 4.5%
Other 9.6%
Total 100%
States and Territories
1
(% of total municipal bonds)
Florida 11.9%
Colorado 11.9%
Illinois 10.7%
Texas 7.9%
New York 4.9%
California 4.7%
Arizona 4.4%
Wisconsin 3.7%
Missouri 3.3%
Pennsylvania 2.9%
Ohio 2.8%
North Carolina 2.8%
Indiana 2.6%
Alabama 2.5%
Virginia 2.3%
Georgia 2.3%
Puerto Rico 2.1%
Louisiana 2.1%
Minnesota 1.9%
New Jersey 1.6%
Other 10.7%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Municipal Value Fund, Inc.
Portfolio of Investments April 30, 2024
(Unaudited)
NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.1%
X –
MUNICIPAL BONDS - 99 .1 % X 1,898,647,046
Alabama - 0.4%
$ 255 Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series
2020, 4.000%, 7/01/39 - BAM Insured
7/30 at 100.00 $ 255,012
3,805 (c) Homewood, Alabama, General Obligation Warrants, Series 2016, 5.000%,
9/01/36, (Pre-refunded 9/01/26)
9/26 at 100.00 3,955,112
2,455 Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.500%, 10/01/53
10/33 at 100.00 2,629,457
Total Alabama 6,839,581
Alaska - 0.5%
9,750 Anchorage, Alaska, Solid Waste Services Revenue Bonds, Refunding
Series 2022A, 4.000%, 11/01/52
11/32 at 100.00 9,101,246
110 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50
6/31 at 100.00 99,411
Total Alaska 9,200,657
Arizona - 1.9%
1,915 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 1,915,745
2,935 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A, 5.000%, 7/01/35
7/27 at 100.00 3,084,701
21,745 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023B, 5.250%, 1/01/53
1/34 at 100.00 23,700,012
5,600 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call 5,956,210
1,000 Tucson, Arizona, Water System Revenue Bonds, Refunding Series 2017,
5.000%, 7/01/34
7/27 at 100.00 1,049,260
Total Arizona 35,705,928
California - 6.1%
405 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 384,069
1,250 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
12/30 at 100.00 1,185,398
4,080 (c) California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46, (Pre-refunded
11/15/26)
11/26 at 100.00 4,257,599
5,920 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A, 5.000%, 11/15/48
11/27 at 100.00 6,066,671
1,650 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35
8/27 at 100.00 1,710,561
California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A
:
1,635 5.000%, 12/31/43, (AMT) 6/28 at 100.00 1,608,350
3,495 5.000%, 12/31/47, (AMT) 6/28 at 100.00 3,431,099
Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018B, 5.000%, 6/01/48, (AMT)
6/28 at 100.00 $ 980,680
2,290 (d) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination Project
Pipeline, Refunding Series 2019, 5.000%, 7/01/39
1/29 at 100.00 2,365,756
3,500 (d) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/46
6/26 at 100.00 3,506,837
4,505 Covina-Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Series 2003B, 0.000%, 6/01/28 - FGIC Insured
No Opt. Call 3,884,482
2,180 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A, 6.850%, 1/15/42
1/31 at 100.00 2,583,919
Fresno, California, Airport Revenue Bonds, Series 2023A
:
1,000 5.000%, 7/01/48 - BAM Insured, (AMT) 7/33 at 100.00 1,040,925
1,000 5.000%, 7/01/53 - BAM Insured, (AMT) 7/33 at 100.00 1,031,656
49,020 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 4,977,633
345 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 356,859
2,780 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022I,
5.000%, 5/15/48
11/31 at 100.00 2,979,762
2,725 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2023A, 5.250%, 7/01/53
7/33 at 100.00 3,007,700
2,555 Merced Union High School District, Merced County, California, General
Obligation Bonds, Series 1999A, 0.000%, 8/01/24 - FGIC Insured
No Opt. Call 2,531,878
2,365 Montebello Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 1998 Series 2004, 0.000%, 8/01/27 -
FGIC Insured
No Opt. Call 2,091,400
Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A
:
3,060 5.875%, 8/01/28 2/28 at 100.00 3,395,926
2,315 (e) 0.000%, 8/01/43 8/35 at 100.00 2,218,203
3,550 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call 4,432,274
10,150 Placer Union High School District, Placer County, California, General
Obligation Bonds, Series 2004C, 0.000%, 8/01/33 - AGM Insured
No Opt. Call 7,381,034
San Bruno Park School District, San Mateo County, California, General
Obligation Bonds, Series 2000B
:
2,575 0.000%, 8/01/24 - FGIC Insured No Opt. Call 2,550,885
2,660 0.000%, 8/01/25 - FGIC Insured No Opt. Call 2,530,227
220 San Diego Tobacco Settlement Revenue Funding Corporation, California,
Tobacco Settlement Bonds, Subordinate Series 2018C, 4.000%, 6/01/32
6/28 at 100.00 219,693
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019D
:
6,000 5.000%, 5/01/36 5/29 at 100.00 6,562,944
4,000 5.000%, 5/01/39 5/29 at 100.00 4,301,696
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A
:
315 4.000%, 1/15/39 1/32 at 100.00 316,683
500 4.000%, 1/15/42 1/32 at 100.00 491,134

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 550 4.000%, 1/15/43 1/32 at 100.00 $ 535,677
200 4.000%, 1/15/44 1/32 at 100.00 193,298
12,095 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/25 - NPFG Insured
No Opt. Call 11,756,509
13,220 San Mateo County Community College District, California, General
Obligation Bonds, Series 2006A, 0.000%, 9/01/28 - NPFG Insured
No Opt. Call 11,458,695
5,000 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election of 2000, Series 2002B, 0.000%,
9/01/24 - FGIC Insured
No Opt. Call 4,945,337
5,815 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/48
8/25 at 29.16 1,661,386
440 Tobacco Securitization Authority of Northern California, Tobacco
Settlement Asset-Backed Bonds, Refunding Sacramento County Tobacco
Securitization Corporation Series 2021B  Class 2, 4.000%, 6/01/49
12/30 at 100.00 439,090
575 Vernon, California, Electric System Revenue Bonds, Series 2021A, 5.000%,
4/01/28
No Opt. Call 601,163
Total California 115,975,088
Colorado - 6.1%
7,500 Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A, 5.500%, 12/01/43
12/28 at 100.00 8,042,311
4,155 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 3,779,275
1,255 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 1,256,214
7,070 Colorado Mountain College, Colorado, Certificates of Participation, Series
2021, 4.000%, 12/01/46
12/31 at 100.00 6,920,551
4,500 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2018N, 5.000%, 3/15/37
3/28 at 100.00 4,740,716
1,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2020R, 4.000%, 3/15/45
3/30 at 100.00 962,672
Colorado State, Certificates of Participation, Lease Purchase Financing
Program, National Western Center, Series 2018A
:
1,250 5.000%, 9/01/30 3/28 at 100.00 1,331,810
2,000 5.000%, 9/01/31 3/28 at 100.00 2,130,709
1,260 5.000%, 9/01/32 3/28 at 100.00 1,339,540
620 5.000%, 9/01/33 3/28 at 100.00 659,346
3,790 Colorado State, Certificates of Participation, Rural Series 2018A, 5.000%,
12/15/37
12/28 at 100.00 4,026,354
3,400 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022B, 5.250%, 11/15/53
11/32 at 100.00 3,673,466
2,000 Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%,
12/01/35
12/26 at 100.00 2,036,379
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
9,660 0.000%, 9/01/29 - NPFG Insured No Opt. Call 7,992,255
24,200 0.000%, 9/01/31 - NPFG Insured No Opt. Call 18,554,680
17,000 0.000%, 9/01/32 - NPFG Insured No Opt. Call 12,512,263
2,905 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2020A, 5.000%, 9/01/40
9/24 at 100.00 2,910,980
Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 7,600 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding
Series 2006B, 0.000%, 9/01/39 - NPFG Insured
9/26 at 52.09 $ 3,569,132
8,000 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call 9,661,997
1,400 Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/34
1/31 at 100.00 1,426,320
4,945 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2017A, 5.000%, 11/01/40
11/26 at 100.00 5,050,340
State of Colorado, Rural Colorado, Certificates of Participation, Series
2022
:
5,355 6.000%, 12/15/38 12/32 at 100.00 6,401,058
3,000 6.000%, 12/15/41 12/32 at 100.00 3,529,754
4,250 (c) University of Colorado, Enterprise System Revenue Bonds, Series 2018B,
5.000%, 6/01/43, (Pre-refunded 6/01/28)
6/28 at 100.00 4,577,004
Total Colorado 117,085,126
Connecticut - 0.9%
1,000 Connecticut Airport Authority, Connecticut, Customer Facility Charge
Revenue Bonds, Ground Transportation Center Project, Series 2019A,
5.000%, 7/01/49, (AMT)
7/29 at 100.00 1,007,532
2,125 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut Childrens Medical Center and Subsidiaries, Series 2023E,
5.250%, 7/15/48
1/33 at 100.00 2,257,906
8,440 Connecticut State, General Obligation Bonds, Series 2015E, 5.000%,
8/01/29
8/25 at 100.00 8,586,964
5,000 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/33
11/25 at 100.00 5,093,656
Total Connecticut 16,946,058
District of Columbia - 1.6%
15,000 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
5/24 at 25.76 3,498,976
5,390 District of Columbia Water and Sewer Authority, Public Utility Revenue
Bonds, Senior Lien Series 2018B, 5.000%, 10/01/43
4/28 at 100.00 5,623,196
3,865 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 5.000%, 10/01/47
10/29 at 100.00 3,952,349
10,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second
Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 10,916,387
Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A
:
670 4.000%, 10/01/36 10/30 at 100.00 682,165
1,060 4.000%, 10/01/38 10/30 at 100.00 1,062,513
1,265 4.000%, 10/01/39 10/30 at 100.00 1,257,073
Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Series 2020A
:
2,390 4.000%, 7/15/45 7/30 at 100.00 2,295,340
1,775 5.000%, 7/15/45 7/30 at 100.00 1,870,756
Total District of Columbia 31,158,755

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 5.9%
$ 1,000 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
5.000%, 5/01/53
5/32 at 100.00 $ 941,026
1,240 Broward County, Florida, Half-Cent Sales Tax Revenue Bonds, Refunding
Series 2020, 4.000%, 10/01/40
10/30 at 100.00 1,259,745
23,000 Broward County, Florida, Tourist Development Tax Revenue Bonds,
Convention Center Expansion Project, Series 2021, 4.000%, 9/01/51
9/31 at 100.00 21,512,408
565 (d) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A,
6.000%, 6/15/35
6/25 at 100.00 571,224
Florida Development Finance Corporation, Healthcare Facilities Revenue
Bonds, UF Health - Jacksonville Project, Series 2022A
:
1,800 4.000%, 2/01/41 - AGM Insured 2/32 at 100.00 1,739,827
1,875 4.000%, 2/01/42 - AGM Insured 2/32 at 100.00 1,808,125
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:
1,615 5.250%, 7/01/47, (AMT), (WI/DD) 7/32 at 100.00 1,664,091
1,500 5.250%, 7/01/47 - AGM Insured, (AMT), (WI/DD) 7/32 at 100.00 1,581,791
4,390 5.250%, 7/01/53 - AGM Insured, (AMT), (WI/DD) 7/32 at 100.00 4,577,981
1,400 5.500%, 7/01/53, (AMT), (WI/DD) 7/32 at 100.00 1,451,722
14,515 (d) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
4/24 at 100.00 14,543,304
4,000 Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A,
5.000%, 10/01/36
10/27 at 100.00 4,192,797
3,500 Gainesville, Florida, Utilities System Revenue Bonds, Series 2019A,
5.000%, 10/01/47
10/29 at 100.00 3,640,500
2,290 (c) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40,
(Pre-refunded 10/01/24)
10/24 at 100.00 2,300,999
2,735 Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds,
Mount Sinai Medical Center of Florida Project, Series 2021B, 4.000%,
11/15/46
11/31 at 100.00 2,512,367
5,090 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/40
5/24 at 100.00 5,034,493
2,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International
Airport, Refunding Series 2014B, 5.000%, 10/01/37
10/24 at 100.00 2,005,505
5,685 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT)
10/32 at 100.00 5,960,036
3,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2022, 5.000%, 7/01/51
7/32 at 100.00 3,137,685
5,330 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 4,928,291
Orlando Utilities Commission, Florida, Utility System Revenue Bonds,
Series 2018A
:
3,500 5.000%, 10/01/36 10/27 at 100.00 3,672,148
3,780 5.000%, 10/01/37 10/27 at 100.00 3,978,414
1,120 5.000%, 10/01/38 10/27 at 100.00 1,167,972
Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway,
Refunding & Improvement Capital Appreciation Series 2019A-2
:
3,500 0.000%, 10/01/43 10/29 at 61.27 1,252,882
Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 3,575 0.000%, 10/01/44 10/29 at 59.08 $ 1,199,837
4,000 0.000%, 10/01/45 10/29 at 56.95 1,263,074
750 0.000%, 10/01/49 10/29 at 49.08 184,280
5,000 0.000%, 10/01/50 10/29 at 47.17 1,159,537
11,000 0.000%, 10/01/53 10/29 at 41.97 2,142,369
4,000 Pembroke Pines, Florida, Capital Improvement Revenue Bonds, Series
2019A, 4.000%, 7/01/38
7/29 at 100.00 4,032,612
1,020 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 1,047,650
6,865 South Broward Hospital District, Florida, Hospital Revenue Bonds,
Refunding Series 2015, 4.000%, 5/01/34
5/25 at 100.00 6,888,679
Total Florida 113,353,371
Georgia - 3.3%
3,325 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding
Series 2015, 5.000%, 11/01/40
5/25 at 100.00 3,355,914
2,290 Fulton County Development Authority, Georgia, Hospital Revenue Bonds,
Wellstar Health System, Inc Project, Series 2017A, 5.000%, 4/01/47
4/27 at 100.00 2,312,748
Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B
:
3,500 5.500%, 2/15/42 2/27 at 100.00 3,644,291
2,500 5.250%, 2/15/45 2/27 at 100.00 2,568,957
17,010 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2019A, 5.000%, 1/01/49 - BAM Insured
7/28 at 100.00 17,237,106
4,025 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 19A, 5.000%, 1/01/59 - AGM Insured
7/28 at 100.00 4,061,983
17,350 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2022A, 5.000%, 7/01/52 - AGM Insured
7/32 at 100.00 17,969,154
2,415 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 5.000%, 1/01/35
1/25 at 100.00 2,428,755
Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2020A
:
1,000 5.000%, 1/01/45 1/31 at 100.00 1,036,767
5,500 5.000%, 1/01/50 1/31 at 100.00 5,643,312
2,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 2,025,495
Total Georgia 62,284,482
Hawaii - 0.4%
4,830 Honolulu City and County, Hawaii, General Obligation Bonds, Series
2018A, 5.000%, 9/01/40
9/28 at 100.00 5,079,064
3,000 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Senior Series 2018A, 5.000%, 7/01/37
1/28 at 100.00 3,160,947
Total Hawaii 8,240,011
Idaho - 0.1%
1,550 University of Idaho, General Revenue Bonds, Refunding Series 2022A,
4.000%, 4/01/45 - BAM Insured
4/32 at 100.00 1,516,874
Total Idaho 1,516,874

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 10.5%
$ 5,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 $ 5,202,441
5,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 5,176,034
2,945 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 3,060,038
4,710 (d) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46
12/27 at 100.00 5,072,755
17,775 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/24 - FGIC
Insured
No Opt. Call 17,331,094
7,495 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/31 - NPFG
Insured
No Opt. Call 5,373,539
Chicago Greater Metropolitan Water Reclamation District, Illinois, General
Obligation Bonds, Limited Tax Capital Improvement Green Series 2021A
:
2,325 4.000%, 12/01/46 12/31 at 100.00 2,246,043
4,000 4.000%, 12/01/51 12/31 at 100.00 3,785,967
1,875 Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds,
Federal Transit Administration Section 5307 Urbanized Area Formula
Funds, Refunding Series 2021, 5.000%, 6/01/29
No Opt. Call 1,996,927
5,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2022A, 5.000%, 12/01/46 - BAM Insured
12/31 at 100.00 5,263,621
5,100 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.000%, 12/01/44
12/24 at 100.00 5,109,367
1,000 Cook County, Illinois, General Obligation Bonds, Refunding Series 2018,
5.000%, 11/15/35
11/26 at 100.00 1,024,891
1,500 Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A,
5.000%, 11/15/32
11/30 at 100.00 1,647,740
Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A
:
2,040 4.000%, 11/15/40 11/30 at 100.00 1,973,509
1,000 4.000%, 11/15/41 11/30 at 100.00 964,797
1,300 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015A, 5.000%, 11/15/38
5/25 at 100.00 1,305,794
3,700 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015B, 5.000%, 11/15/39
5/25 at 100.00 3,715,563
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C
:
560 5.000%, 8/15/35 8/25 at 100.00 565,970
825 5.000%, 8/15/44 8/25 at 100.00 829,063
5,125 Illinois State, General Obligation Bonds, November Series 2017C, 5.000%,
11/01/29
11/27 at 100.00 5,351,232
1,755 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call 1,815,578
4,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2016B, 5.000%, 1/01/41
7/26 at 100.00 4,066,235
5,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/45
1/31 at 100.00 5,280,946
9,015 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 8,007,164
Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 1994B
:
$ 5,245 0.000%, 6/15/28 - NPFG Insured No Opt. Call $ 4,491,602
11,675 0.000%, 6/15/29 - FGIC Insured No Opt. Call 9,635,341
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
4,950 0.000%, 12/15/32 - NPFG Insured No Opt. Call 3,555,526
21,375 0.000%, 6/15/34 - NPFG Insured No Opt. Call 14,391,024
21,000 0.000%, 12/15/35 - NPFG Insured No Opt. Call 13,163,172
21,970 0.000%, 6/15/36 - NPFG Insured No Opt. Call 13,364,691
10,375 0.000%, 12/15/36 - NPFG Insured No Opt. Call 6,129,485
10,000 0.000%, 12/15/37 - NPFG Insured No Opt. Call 5,573,808
25,825 0.000%, 6/15/39 - NPFG Insured No Opt. Call 13,141,883
6,095 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2002A,
6.000%, 7/01/32 - NPFG Insured
No Opt. Call 7,301,719
8,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2003A,
6.000%, 7/01/33 - NPFG Insured
No Opt. Call 9,426,411
5,000 (c) Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2014A,
5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 5,003,643
Total Illinois 201,344,613
Indiana - 1.3%
2,250 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding 2015A, 4.000%, 12/01/40
6/25 at 100.00 2,198,191
2,000 Indiana Municipal Power Agency Power Supply System Revenue Bonds,
Refunding Series 2016A, 5.000%, 1/01/42
7/26 at 100.00 2,027,257
4,250 Indianapolis Local Public Improvement Bond Bank, Indiana, Community
Justice Campus Bonds, Courthouse & Jail Project, Series 2019A, 5.000%,
2/01/54
2/29 at 100.00 4,380,386
Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E
:
2,400 0.000%, 2/01/25 - AMBAC Insured No Opt. Call 2,327,079
14,595 0.000%, 2/01/27 - AMBAC Insured No Opt. Call 13,137,562
Total Indiana 24,070,475
Kentucky - 1.8%
Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding Series
2016
:
1,530 5.000%, 1/01/27 1/26 at 100.00 1,566,199
1,600 5.000%, 1/01/28 1/26 at 100.00 1,636,305
Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A
:
1,280 5.000%, 9/01/37 9/28 at 100.00 1,344,811
1,435 5.000%, 9/01/38 9/28 at 100.00 1,497,266
4,000 5.000%, 9/01/43 9/28 at 100.00 4,101,543
2,000 5.000%, 9/01/48 9/28 at 100.00 2,044,270
1,000 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured
12/27 at 100.00 1,028,078
8,935 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 8,846,750

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky (continued)
$ 6,000 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation First
Tier Series 2013C, 6.600%, 7/01/39
7/31 at 100.00 $ 6,895,859
5,000 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 115, Series 2017, 5.000%, 4/01/30
4/27 at 100.00 5,221,440
Total Kentucky 34,182,521
Louisiana - 0.6%
1,335 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2019A, 4.000%, 2/01/45
2/29 at 100.00 1,295,273
9,040 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017A, 5.000%, 1/01/48 - AGM Insured
1/27 at 100.00 9,192,489
1,470 New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds,
Parking Facilities Corporation Consolidated Garage System, Series 2018A,
5.000%, 10/01/43 - AGM Insured
10/28 at 100.00 1,513,953
Total Louisiana 12,001,715
Maine - 0.9%
Maine Health and Higher Educational Facilities Authority Revenue Bonds,
MaineHealth Issue, Series 2018A
:
5,125 5.000%, 7/01/43 7/28 at 100.00 5,273,810
2,005 5.000%, 7/01/48 7/28 at 100.00 2,048,222
1,805 Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2020, 5.000%,
7/01/50
7/30 at 100.00 1,890,096
7,990 University of Maine, System Revenue Bonds, Series 2022, 5.000%, 3/01/47 3/32 at 100.00 8,323,160
Total Maine 17,535,288
Maryland - 1.2%
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017
:
1,140 5.000%, 9/01/29 9/27 at 100.00 1,148,709
630 5.000%, 9/01/31 9/27 at 100.00 633,859
1,945 5.000%, 9/01/32 9/27 at 100.00 1,954,734
385 5.000%, 9/01/34 9/27 at 100.00 386,218
2,750 5.000%, 9/01/35 9/27 at 100.00 2,752,860
2,550 5.000%, 9/01/42 9/27 at 100.00 2,380,865
6,665 5.000%, 9/01/46 9/27 at 100.00 6,026,300
1,050 Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%, 7/01/40
7/25 at 100.00 1,055,952
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A
:
4,375 5.000%, 5/01/47 5/28 at 100.00 4,498,693
2,260 (c) 5.000%, 5/01/47, (Pre-refunded 5/01/28) 5/28 at 100.00 2,421,298
Total Maryland 23,259,488
Massachusetts - 0.5%
1,000 Massachusetts Department of Transportation, Metropolitan Highway
System Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%,
1/01/37
1/29 at 100.00 1,070,192
2,905 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 2,853,225
1,500 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 5.000%, 7/01/35
7/26 at 100.00 1,527,666
2,765 Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 2,803,952
Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts (continued)
$ 980 Massachusetts Turnpike Authority, Metropolitan Highway System Revenue
Bonds, Senior Series 1997A, 0.000%, 1/01/29 - NPFG Insured
No Opt. Call $ 826,974
Total Massachusetts 9,082,009
Michigan - 3.4%
Bloomfield Hills Schools, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Series 2023
:
1,475 5.000%, 5/01/44 5/33 at 100.00 1,574,908
625 5.000%, 5/01/48 5/33 at 100.00 657,335
820 5.000%, 5/01/50 5/33 at 100.00 861,743
Detroit Academy of Arts and Sciences, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2013
:
1,405 6.000%, 10/01/33 5/24 at 100.00 1,356,970
2,520 6.000%, 10/01/43 5/24 at 100.00 2,327,217
15 Detroit, Michigan, Second Lien Sewerage Disposal System Revenue
Bonds, Series 2005A, 4.500%, 7/01/35 - NPFG Insured
5/24 at 100.00 15,011
2,925 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds,
Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call 3,027,255
5 Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien
Series 2003B, 5.000%, 7/01/34 - NPFG Insured
5/24 at 100.00 5,005
5 Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien
Series 2003A, 5.000%, 7/01/34 - NPFG Insured
5/24 at 100.00 5,005
4,000 Kalamazoo County, Michigan, General Obligation Bonds, Limitied Tax
Series 2022, 4.000%, 5/01/45
5/31 at 100.00 3,863,390
3,315 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 3,434,693
6,385 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020, 4.000%,
11/01/55 - BAM Insured
11/30 at 100.00 5,786,331
2,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 5.000%, 11/15/48
11/29 at 100.00 2,056,325
1,565 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49
12/30 at 100.00 1,597,466
6,000 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%,
11/15/47
11/26 at 100.00 5,572,270
Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I
:
9,565 5.000%, 4/15/30 10/25 at 100.00 9,726,940
435 (c) 5.000%, 4/15/30, (Pre-refunded 10/15/25) 10/25 at 100.00 443,886
2,100 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2023II, 4.000%, 10/15/43
10/33 at 100.00 2,070,553
Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A
:
3,020 4.000%, 11/15/37 11/31 at 100.00 3,104,077
6,510 4.000%, 11/15/38 11/31 at 100.00 6,707,246
Michigan Technological University, General Revenue Bonds, Series 2023A
:
1,515 5.000%, 10/01/47 - AGM Insured 10/31 at 100.00 1,571,588
675 5.250%, 10/01/52 - AGM Insured 10/31 at 100.00 704,819
1,800 Northern Michigan University, General Revenue Bonds, Series 2021,
4.000%, 6/01/46
6/31 at 100.00 1,655,411

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 1,100 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45
12/25 at 100.00 $ 1,107,137
5,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2023A, 5.250%, 12/01/48 -
AGM Insured
12/33 at 100.00 5,492,995
Total Michigan 64,725,576
Minnesota - 0.3%
3,200 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Refunding Series 2016B, 5.000%, 11/15/34
No Opt. Call 3,752,510
1,480 University of Minnesota, General Obligation Bonds, Series 2016A,
5.000%, 4/01/41
4/26 at 100.00 1,501,608
Total Minnesota 5,254,118
Missouri - 0.2%
3,465 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48
5/24 at 100.00 3,465,105
Total Missouri 3,465,105
Montana - 0.6%
1,115 Billings, Montana, Sewer System Revenue Bonds, Series 2017, 5.000%,
7/01/33
7/27 at 100.00 1,164,128
Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B
:
1,040 5.000%, 7/01/29 7/28 at 100.00 1,073,053
2,475 5.000%, 7/01/30 7/28 at 100.00 2,557,109
1,415 5.000%, 7/01/31 7/28 at 100.00 1,462,079
1,980 5.000%, 7/01/32 7/28 at 100.00 2,045,406
3,045 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 3,101,202
Total Montana 11,402,977
Nebraska - 0.8%
Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A
:
1,710 5.000%, 9/01/35 No Opt. Call 1,795,453
1,500 5.000%, 9/01/42 No Opt. Call 1,550,688
1,400 Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015,
5.000%, 11/01/45
11/25 at 100.00 1,411,279
10,500 Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2022B, 5.250%, 2/01/52
2/32 at 100.00 11,281,206
Total Nebraska 16,038,626
Nevada - 2.6%
490 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2020A, 4.000%, 6/15/40 - AGM Insured
6/30 at 100.00 490,331
Clark County, Nevada, General Obligation Bonds, Transportation
Improvement, Limited Tax, Additionally Secured by Pledged Revenue
Series 2018B
:
2,000 5.000%, 12/01/33 12/28 at 100.00 2,147,077
5,000 5.000%, 12/01/35 12/28 at 100.00 5,346,902
5,000 Las Vegas Convention and Visitors Authority, Nevada, Convention Center
Expansion Revenue Bonds, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 5,195,816
Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nevada (continued)
$ 8,500 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Series 2018C, 5.250%, 7/01/43
7/28 at 100.00 $ 8,927,005
Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015
:
5,220 5.000%, 6/01/33 12/24 at 100.00 5,260,810
10,000 5.000%, 6/01/34 12/24 at 100.00 10,077,031
9,000 5.000%, 6/01/39 12/24 at 100.00 9,036,361
1,205 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Water Improvement Series 2016A, 5.000%, 6/01/41
6/26 at 100.00 1,229,217
2,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018A,
5.000%, 6/01/48
12/28 at 100.00 2,043,961
250 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B,
5.000%, 6/01/33 - AGM Insured
12/28 at 100.00 266,167
Total Nevada 50,020,678
New Jersey - 4.5%
2,500 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/36
1/29 at 100.00 2,685,417
930 New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013, 5.125%, 1/01/39 -
AGM Insured, (AMT)
5/24 at 100.00 929,994
6,000 (c) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31, (Pre-
refunded 12/15/26)
12/26 at 100.00 6,352,456
5,990 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/25 - AGM Insured
No Opt. Call 6,155,032
3,380 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/46
12/31 at 100.00 3,191,392
9,420 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/31
No Opt. Call 7,093,180
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C
:
30,000 0.000%, 12/15/30 - FGIC Insured No Opt. Call 23,449,707
27,000 0.000%, 12/15/32 - AGM Insured No Opt. Call 19,724,701
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA
:
2,750 5.250%, 6/15/32 6/25 at 100.00 2,796,688
2,150 5.250%, 6/15/34 6/25 at 100.00 2,184,176
1,220 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/50
12/30 at 100.00 1,132,040
2,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 5.000%,
1/01/40
1/28 at 100.00 2,084,799
3,760 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G,
4.000%, 1/01/43
1/28 at 100.00 3,666,928
1,455 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/41 - BAM Insured
11/30 at 100.00 1,538,522
2,535 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 2,560,002
Total New Jersey 85,545,034

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 8.2%
$ 4,200 Dormitory Authority of the State of New York,  State Personal Income Tax
Revenue Bonds,  General Purpose, Series 2021B, 4.000%, 3/15/47
3/31 at 100.00 $ 4,024,543
Dormitory Authority of the State of New York, Lease Revenue Bonds, State
University Dormitory Facilities, Series 2017A
:
2,970 5.000%, 7/01/42 7/27 at 100.00 3,061,568
780 (c) 5.000%, 7/01/42, (Pre-refunded 7/01/27) 7/27 at 100.00 822,303
1,950 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2018, 5.000%, 9/01/39
9/28 at 100.00 2,065,787
Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2021A
:
1,000 4.000%, 9/01/39 9/31 at 100.00 1,023,014
2,100 4.000%, 9/01/41 9/31 at 100.00 2,119,015
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1
:
3,100 4.750%, 11/15/45 5/30 at 100.00 3,155,925
8,325 5.000%, 11/15/50 5/30 at 100.00 8,600,547
MTA Hudson Rail Yards Trust Obligations, New York, MTA Financing
Agreement Payable by the Metropolitan Transportation Authority, Series
2016A
:
3,135 5.000%, 11/15/51 5/24 at 100.00 3,110,617
7,380 5.000%, 11/15/56 5/24 at 100.00 7,260,432
1,500 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 5.000%, 1/01/29 - AGM Insured
No Opt. Call 1,607,746
4,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2019
Series FF-2, 4.000%, 6/15/37
6/29 at 100.00 4,073,297
17,425 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/37
7/28 at 100.00 18,407,422
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1, 5.000%, 2/01/51
2/32 at 100.00 5,266,186
10,000 (f) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024F-1, 5.250%, 2/01/53, (UB)
2/34 at 100.00 10,830,090
3,465 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/42
8/30 at 100.00 3,703,655
11,755 (d) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 11,650,501
3,180 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series
1WTC-2021, 4.000%, 2/15/43 - BAM Insured
2/30 at 100.00 3,142,628
4,000 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/50
5/30 at 100.00 3,815,470
1,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 4.000%, 3/15/49
9/32 at 100.00 944,461
8,270 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/41, (AMT)
7/24 at 100.00 8,139,982
2,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023, 5.375%, 6/30/60, (AMT)
6/31 at 100.00 2,089,502
Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 5,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/40, (AMT)
12/32 at 100.00 $ 5,227,132
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018
:
3,250 5.000%, 1/01/34, (AMT) 1/28 at 100.00 3,338,361
5,250 5.000%, 1/01/36, (AMT) 1/28 at 100.00 5,371,877
4,500 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A-2, 4.000%, 6/01/50
6/31 at 100.00 4,042,834
8,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%, 11/15/37
5/27 at 100.00 8,347,666
3,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50
5/25 at 100.00 3,021,753
7,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 4.500%, 5/15/52
11/32 at 100.00 7,127,411
5,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 5,259,034
6,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 5.250%, 5/15/57
11/32 at 100.00 6,446,834
650 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series B, 5.000%, 6/01/24
No Opt. Call 649,669
Total New York 157,747,262
North Carolina - 1.1%
1,520 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 10/01/44
10/26 at 100.00 1,557,564
North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015
:
2,155 5.000%, 12/31/37, (AMT) 6/25 at 100.00 2,165,401
4,175 5.000%, 6/30/54, (AMT) 6/25 at 100.00 3,925,989
2,995 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/54
7/26 at 100.00 3,004,387
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Capital Appreciation Series 2019
:
2,000 0.000%, 1/01/41 1/30 at 71.45 942,188
1,500 0.000%, 1/01/42 1/30 at 68.97 668,056
14,500 0.000%, 1/01/49 1/30 at 54.10 4,381,100
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017
:
1,625 5.000%, 1/01/30 1/27 at 100.00 1,675,836
1,850 5.000%, 1/01/32 1/27 at 100.00 1,907,137
Total North Carolina 20,227,658
North Dakota - 0.1%
1,840 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A, 5.000%, 12/01/42
12/27 at 100.00 1,826,303
Total North Dakota 1,826,303
Ohio - 3.8%
4,710 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 4,200,078

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 44,100 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 $ 39,982,012
4,975 Central Ohio Transit Authority, Ohio, General Obligation Bonds, Capital
Facilities Limited Tax Series 2023, 5.000%, 12/01/53
12/33 at 100.00 5,269,012
1,195 Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's
Hospital Project, Refunding & Improvement Series 2017A, 5.000%,
11/01/32
11/27 at 100.00 1,259,771
3,485 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2017OH, 4.000%, 12/01/46
6/27 at 100.00 3,289,104
14,500 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 13,653,667
4,110 Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC
- Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/39 -
AGM Insured, (AMT)
6/25 at 100.00 4,121,824
1,940 (d) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50
12/28 at 100.00 1,673,559
Total Ohio 73,449,027
Oklahoma - 1.4%
4,000 (c) Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue
Bonds, Refunding Series 2016, 5.000%, 7/01/36, (Pre-refunded 7/01/26)
7/26 at 100.00 4,140,252
Oklahoma Development Finance Authority, Health System Revenue
Bonds, Integris Baptist Medical Center, Refunding Series 2015A
:
1,590 5.000%, 8/15/27 8/25 at 100.00 1,602,960
1,250 5.000%, 8/15/29 8/25 at 100.00 1,260,009
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
1,790 5.250%, 8/15/43 8/28 at 100.00 1,826,846
7,040 5.500%, 8/15/57 8/28 at 100.00 7,164,906
1,000 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 1,030,742
10,000 Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds,
Second Senior Series 2017A, 5.000%, 1/01/42
1/26 at 100.00 10,123,018
Total Oklahoma 27,148,733
Oregon - 0.9%
6,585 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Refunding Senior Lien Series 2017B, 5.000%, 11/15/28
5/27 at 100.00 6,933,198
2,000 Oregon State, General Obligation Bonds, Article XI-Q State Projects Series
2021A, 4.000%, 5/01/40
5/31 at 100.00 2,007,346
7,500 Portland, Oregon, Sewer System Revenue Bonds, Second Lien Refunding
Series 2023A, 5.000%, 12/01/47
6/33 at 100.00 8,135,199
Total Oregon 17,075,743
Pennsylvania - 0.9%
3,155 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%,
2/15/45
2/27 at 100.00 3,199,109
3,035 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B,
4.000%, 5/01/52
5/32 at 100.00 2,726,760
Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 2,000 Pennsylvania State University, Revenue Bonds, Refunding Series 2016A,
5.000%, 9/01/41
9/26 at 100.00 $ 2,043,651
1,250 Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A, 4.750%,
12/01/37
12/26 at 100.00 1,278,729
3,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2018A-2, 5.000%, 12/01/48
12/28 at 100.00 3,102,884
1,025 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 962,514
2,620 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 2,436,764
1,350 Susquehanna Area Regional Airport Authority, Pennsylvania, Airport
System Revenue Bonds, Series 2017, 5.000%, 1/01/38, (AMT)
1/28 at 100.00 1,359,653
Total Pennsylvania 17,110,064
Puerto Rico - 1.8%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
10,046 0.000%, 7/01/33 7/28 at 86.06 6,944,491
5,985 4.500%, 7/01/34 7/25 at 100.00 6,008,258
5,125 5.000%, 7/01/58 7/28 at 100.00 5,125,604
5,320 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 5,327,699
12,119 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 11,868,514
Total Puerto Rico 35,274,566
South Carolina - 2.4%
Patriots Energy Group, South Carolina, Gas System Revenue Bonds,
Improvement and Refunding Series 2021A
:
3,750 4.000%, 6/01/46 6/31 at 100.00 3,400,926
1,500 4.000%, 6/01/51 6/31 at 100.00 1,317,232
Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2
:
12,760 0.000%, 1/01/28 - AGC Insured No Opt. Call 11,004,790
9,535 0.000%, 1/01/29 - AGC Insured No Opt. Call 7,911,051
4,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A, 4.000%, 12/01/39
12/30 at 100.00 3,932,316
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B
:
5,500 5.000%, 12/01/46 12/26 at 100.00 5,538,382
8,000 5.000%, 12/01/56 12/26 at 100.00 8,004,945
1,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 5.000%, 12/01/55
6/32 at 100.00 1,518,591
3,455 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A, 5.500%, 12/01/54
6/24 at 100.00 3,454,783
Total South Carolina 46,083,016
South Dakota - 0.1%
2,630 Baltic School District No. 49-1, South Dakota, General Obligation Bonds,
Series 2022, 5.250%, 12/01/47 - AGM Insured
12/31 at 100.00 2,802,130
Total South Dakota 2,802,130

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee - 1.3%
$ 760 Hallsdale-Powell Utility District, Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding & Improvement Series 2022A, 4.000%,
4/01/37
4/31 at 100.00 $ 778,643
Loudon, Tennessee, Water and Sewer Revenue Bonds, Series 2023
:
1,000 5.000%, 3/01/40 3/33 at 100.00 1,090,100
1,000 5.000%, 3/01/41 3/33 at 100.00 1,085,478
1,495 5.000%, 3/01/42 3/33 at 100.00 1,616,556
4,250 4.375%, 3/01/48 3/33 at 100.00 4,064,480
2,260 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%,
7/01/42
7/27 at 100.00 2,337,839
2,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022A, 5.250%, 7/01/47
7/32 at 100.00 2,167,649
1,375 New Memphis Arena Public Building Authority, Memphis and Shelby
County, Tennessee, Local Government Public Improvement Bonds, Capital
Appreciation Series 2021, 0.000%, 4/01/40
4/31 at 81.47 637,466
3,000 Tennessee State School Bond Authority, Higher Educational Facilities
Second Program Bonds, Series 2017A, 5.000%, 11/01/42
11/27 at 100.00 3,086,429
5,000 Tennessee State, General Obligation Bonds, Series 2023A, 5.000%,
5/01/40
5/33 at 100.00 5,599,498
3,240 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Improvement Series 2022, 4.000%, 6/01/52
6/32 at 100.00 3,091,200
Total Tennessee 25,555,338
Texas - 13.4%
240 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, First-Lien Series 2021A, 4.000%,
10/01/50
10/31 at 100.00 150,759
14,355 (f) Bexar County Hospital District, Texas, Certificates of Obligation, Series
2018, 4.000%, 2/15/43, (UB)
2/27 at 100.00 13,767,552
4,750 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2023, 5.000%, 2/15/48
8/32 at 100.00 5,006,189
710 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/39
1/30 at 100.00 749,743
240 (c) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44, (Pre-refunded 9/01/24)
9/24 at 100.00 240,827
5,000 El Paso County Hospital District, Texas, General Obligtion Bonds,
Certificates of Obligation Series 2013, 5.000%, 8/15/39
5/24 at 100.00 4,947,869
Fort Bend County Municipal Utility District 50, Texas, General Obligation
Bonds, Series 2018A
:
2,600 4.000%, 9/01/46 - AGM Insured 5/24 at 100.00 2,280,332
5,500 4.000%, 9/01/48 - AGM Insured 5/24 at 100.00 4,736,436
2,845 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
4.000%, 12/01/45
6/25 at 100.00 2,634,523
7,295 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/50 -
AGM Insured
11/31 at 39.79 1,896,696
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H
:
11,055 0.000%, 11/15/27 No Opt. Call 9,542,001
845 (c) 0.000%, 11/15/27, (ETM) No Opt. Call 737,864
Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 1,565 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Second Lien Series 2014C, 5.000%, 11/15/31
11/24 at 100.00 $ 1,570,488
14,905 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3, 0.000%, 11/15/33 - NPFG Insured
11/24 at 59.10 8,592,068
1,000 Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A, 4.000%,
12/01/40
12/31 at 100.00 946,297
Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018B
:
1,590 5.000%, 7/01/43 7/28 at 100.00 1,652,693
2,290 5.000%, 7/01/48 7/28 at 100.00 2,361,797
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B
:
24,755 0.000%, 9/01/29 - AMBAC Insured No Opt. Call 20,183,274
12,940 0.000%, 9/01/30 - AMBAC Insured No Opt. Call 10,140,984
10,000 0.000%, 9/01/31 - AMBAC Insured No Opt. Call 7,514,326
19,500 0.000%, 9/01/32 - AMBAC Insured No Opt. Call 14,027,586
5,120 Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2015A, 5.000%,
8/15/39
8/25 at 100.00 5,175,770
4,510 Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2016A, 5.000%,
8/15/49
8/26 at 100.00 4,600,664
1,705 Love Field Airport Modernization Corporation, Texas, Special Facilities
Revenue Bonds, Southwest Airlines Company - Love Field Modernization
Program Project, Series 2012, 5.000%, 11/01/28, (AMT)
5/24 at 100.00 1,704,926
3,570 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2021A, 5.000%, 5/15/51
5/31 at 100.00 3,732,777
Lubbock, Texas, Electric Light and Power System Revenue Bonds, Series
2018
:
2,170 5.000%, 4/15/40 4/28 at 100.00 2,248,115
3,930 5.000%, 4/15/43 4/28 at 100.00 4,046,259
North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier
Capital Appreciation Series 2008I
:
30,000 (c) 6.200%, 1/01/42, (Pre-refunded 1/01/25) - AGC Insured 1/25 at 100.00 30,509,985
5,220 (c) 6.500%, 1/01/43, (Pre-refunded 1/01/25) 1/25 at 100.00 5,317,176
15,450 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/36 - AGC Insured
No Opt. Call 9,762,546
5,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2017A, 4.000%, 1/01/43
1/28 at 100.00 4,901,627
8,000 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier Series 2017B, 5.000%, 1/01/43
1/27 at 100.00 8,148,719
9,100 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A, 5.000%, 1/01/32
1/25 at 100.00 9,168,153
3,855 Pasadena Economic Development Corporation, Harris County, Texas,
Sales Tax Revenue Bonds, Series 2023, 5.000%, 8/15/53 - BAM Insured
8/33 at 100.00 4,022,808
1,750 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 1,780,626
5,000 Temple, Texas, General Obligation Bonds, Combination Tax and Revenue
Series 2022B, 4.000%, 8/01/47
8/31 at 100.00 4,764,306

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 3,120 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call $ 3,218,567
5,400 Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Refunding Senior Lien Series 2019A, 5.000%, 12/31/35
12/29 at 100.00 5,748,477
3,000 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding First Tier Series 2015B, 5.000%, 8/15/37
8/24 at 100.00 3,007,210
1,750 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/33
8/24 at 100.00 1,754,484
5,500 Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call 5,223,078
Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2017A
:
12,500 (f) 4.000%, 10/15/42, (UB) 10/27 at 100.00 12,323,839
1,500 5.000%, 10/15/42 10/27 at 100.00 1,554,019
5,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2018B, 5.000%, 10/15/38
10/28 at 100.00 5,295,747
5,500 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2023A, 5.000%, 10/15/58
10/33 at 100.00 5,821,572
Total Texas 257,511,754
Utah - 1.3%
5,345 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017B, 5.000%, 7/01/42
7/27 at 100.00 5,495,370
3,500 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018B, 5.000%, 7/01/43
7/28 at 100.00 3,646,192
9,550 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/48, (AMT)
7/33 at 100.00 10,118,874
Salt Lake County, Utah, Sales Tax Revenue Bonds, TRCC Series 2017
:
695 5.000%, 2/01/36 2/27 at 100.00 720,125
1,150 5.000%, 2/01/37 2/27 at 100.00 1,187,011
Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte
Wind Project, Refunding Series 2017A
:
1,250 5.000%, 9/01/29 3/28 at 100.00 1,331,048
1,000 5.000%, 9/01/30 3/28 at 100.00 1,064,454
1,250 5.000%, 9/01/31 3/28 at 100.00 1,327,825
660 5.000%, 9/01/32 3/28 at 100.00 699,707
Total Utah 25,590,606
Virginia - 0.6%
1,805 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51
7/26 at 100.00 1,807,352
4,355 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
5/24 at 100.00 4,018,607
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
2,000 5.000%, 12/31/47, (AMT) 6/27 at 100.00 2,014,388
4,100 5.000%, 12/31/49, (AMT) 6/27 at 100.00 4,121,134
Total Virginia 11,961,481
Washington - 4.3%
8,825 Central Puget Sound Regional Transit Authority, Washington, Sales Tax
and Motor Vehicle Excise Tax Bonds, Refunding & Improvement, Green
Series 2021S-1, 4.000%, 11/01/46
11/31 at 100.00 8,506,120
Nuveen Municipal Value Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NUV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 2,235 Pierce County School District 10, Tacoma, Washington, General
Obligation Bonds, Series 2020B, 4.000%, 12/01/43
12/30 at 100.00 $ 2,172,296
Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2016
:
1,930 5.000%, 2/01/29 2/26 at 100.00 1,974,243
1,000 5.000%, 2/01/30 2/26 at 100.00 1,022,583
5,000 Snohomish County Public Utility District 1, Washington, Electric System
Revenue Bonds, Series 2021A, 5.000%, 12/01/51
12/31 at 100.00 5,279,087
Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use
Tax Revenue Bonds, Series 2017
:
1,175 5.000%, 12/01/38 6/27 at 100.00 1,188,780
5,000 5.000%, 12/01/41 6/27 at 100.00 5,078,732
1,390 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 1,306,346
12,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/33
5/24 at 100.00 11,944,842
1,310 Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017, 5.000%, 8/15/30
8/27 at 100.00 1,342,272
6,030 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase, 4.000%,
7/01/37
7/31 at 100.00 5,833,816
Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase
:
4,615 4.000%, 7/01/43 7/31 at 100.00 4,257,937
7,830 3.000%, 7/01/48 7/31 at 100.00 5,699,953
Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Series 2018
:
3,240 4.000%, 7/01/58 7/28 at 100.00 2,771,696
3,000 5.000%, 7/01/58 7/28 at 100.00 3,042,269
Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2002-03C
:
9,100 0.000%, 6/01/29 - NPFG Insured No Opt. Call 7,672,147
16,195 0.000%, 6/01/30 - NPFG Insured No Opt. Call 13,194,368
Total Washington 82,287,487
West Virginia - 0.7%
1,830 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A,
5.000%, 1/01/34
1/29 at 100.00 1,830,426
2,750 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series 2019A,
5.000%, 9/01/38
9/29 at 100.00 2,788,766
3,570 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2018, 5.000%, 6/01/43
6/28 at 100.00 3,711,857
4,135 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2021, 5.000%, 6/01/47
6/31 at 100.00 4,372,538
Total West Virginia 12,703,587
Wisconsin - 0.4%
4,410 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39
5/24 at 100.00 4,411,008
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A
:

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 2,870 4.000%, 11/15/46 5/26 at 100.00 $ 2,701,814
935 (c) 4.000%, 11/15/46, (Pre-refunded 5/15/26) 5/26 at 100.00 945,315
Total Wisconsin 8,058,137
Total Municipal Bonds
(cost $1,871,866,231) 1,898,647,046
Total Long-Term Investments
(cost $1,871,866,231) 1,898,647,046
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 1.4%
X –
MUNICIPAL BONDS - 1 .4 % X 26,465,000
New York - 1.4%
$ 18,000 (g) New York City Transitional Finance Authority Future Tax Secured Revenue,
3.300%, 8/01/45, (Mandatory Put 4/30/2024)
5/24 at 100.00 $ 18,000,000
8,465 (g) New York City, New York, General Obligation Bonds, Fiscal 2021 Series 2,
3.900%, 4/01/42, (Mandatory Put 4/8/2024)
4/24 at 100.00 8,465,000
Total New York 26,465,000
Total Municipal Bonds
(cost $26,465,000) 26,465,000
Total Short-Term Investments
(cost $26,465,000) 26,465,000
Total Investments (cost $ 1,898,331,231 ) - 100 .5% 1,925,112,046
Floating Rate Obligations - (1.5)% (29,480,000)
Other Assets & Liabilities, Net -   1.0% 20,037,169
Net Assets Applicable to Common Shares - 100% $ 1,915,669,215
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $39,383,934 or 2.0% of Total Investments.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen AMT-Free Municipal Value Fund
Portfolio of Investments April 30, 2024
(Unaudited)
NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.7%
X –
MUNICIPAL BONDS - 97.4% X 264,313,931
Alaska - 0.3%
$ 800 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1, 5.000%, 6/01/31
No Opt. Call $ 874,135
Total Alaska 874,135
Arizona - 1.2%
3,045 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call 3,238,689
Total Arizona 3,238,689
California - 11.2%
1,730 Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C, 0.000%, 9/01/30 - AGM
Insured
No Opt. Call 1,408,392
45 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 42,674
340 (c) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination Project
Pipeline, Refunding Series 2019, 5.000%, 7/01/39
1/29 at 100.00 351,248
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Private Activity/Non AMT Refunding
Subordinate Series 2019C
:
1,280 (d) 5.000%, 5/15/30, (Pre-refunded 5/15/29) 5/29 at 100.00 1,408,789
760 5.000%, 5/15/30 5/29 at 100.00 842,591
450 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.500%, 11/01/39
No Opt. Call 561,838
10,200 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 11,598,360
1,030 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/35
No Opt. Call 692,918
2,470 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 2,541,657
12,955 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/35 - AGM
Insured
No Opt. Call 8,368,631
5,185 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/44
8/25 at 36.88 1,860,720
115 Vernon, California, Electric System Revenue Bonds, Series 2021A, 5.000%,
4/01/28
No Opt. Call 120,233
700 Victor Elementary School District, San Bernardino County, California,
General Obligation Bonds, Series 2002A, 0.000%, 8/01/24 - FGIC Insured
No Opt. Call 693,767
Total California 30,491,818

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 4.1%
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016
:
$ 1,000 5.000%, 12/01/30 12/26 at 100.00 $ 1,022,618
1,500 5.000%, 12/01/36 12/26 at 100.00 1,522,825
Denver Health and Hospitals Authority, Colorado, Healthcare Revenue
Bonds, Series 2019A
:
1,750 4.000%, 12/01/38 12/29 at 100.00 1,584,471
2,000 4.000%, 12/01/39 12/29 at 100.00 1,779,594
5,885 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/34 - NPFG Insured
No Opt. Call 3,983,419
1,000 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call 1,207,750
Total Colorado 11,100,677
District of Columbia - 0.9%
1,735 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 5.000%, 10/01/47
10/29 at 100.00 1,774,211
725 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Series 2020A, 5.000%, 7/15/45
7/30 at 100.00 764,112
Total District of Columbia 2,538,323
Florida - 3.7%
1,655 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/49
10/28 at 100.00 1,555,646
500 Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A,
5.000%, 10/01/36
10/27 at 100.00 524,100
1,000 JEA, Florida, Water and Sewer System Revenue Bonds, Series 2020A,
5.000%, 10/01/34
4/30 at 100.00 1,107,035
1,605 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/45
11/24 at 100.00 1,610,276
535 Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%,
2/01/44 - AGM Insured
5/24 at 100.00 534,973
3,350 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Refunding Series 2017B, 5.000%, 10/01/32
10/25 at 100.00 3,400,571
510 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 523,825
805 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
5/24 at 100.00 780,351
880 (e) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
5/24 at 100.00 9
Total Florida 10,036,786
Georgia - 2.5%
2,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B, 5.250%, 2/15/45
2/27 at 100.00 2,055,166
1,470 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2019A, 5.000%, 1/01/49 - BAM Insured
7/28 at 100.00 1,489,626
Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A
:
Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 1,790 0.000%, 1/01/32 No Opt. Call $ 1,302,259
2,000 5.000%, 1/01/35 1/25 at 100.00 2,011,391
Total Georgia 6,858,442
Illinois - 9.8%
2,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 2,080,976
2,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 5.000%,
11/15/38
11/27 at 100.00 2,070,458
1,800 Evanston, Cook County, Illinois, General Obligation Bonds, Corporate
Purpose Series 2019A, 5.000%, 12/01/43
12/29 at 100.00 1,874,938
7,500 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2023A, 5.250%, 5/15/54
5/33 at 100.00 8,004,138
Illinois Finance Authority, State of Illinois Clean Water Initiative Revolving
Fund Revenue Bonds, Series 2017
:
3,125 5.000%, 7/01/37 1/27 at 100.00 3,228,104
375 (d) 5.000%, 7/01/37, (Pre-refunded 1/01/27) 1/27 at 100.00 390,427
1,500 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/27
No Opt. Call 1,569,433
525 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call 543,121
495 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 439,661
11,420 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/37 -
NPFG Insured
No Opt. Call 6,365,289
Total Illinois 26,566,545
Indiana - 0.5%
1,500 Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E,
0.000%, 2/01/25 - AMBAC Insured
No Opt. Call 1,454,424
Total Indiana 1,454,424
Kentucky - 3.4%
1,150 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding Series
2016, 5.000%, 1/01/29
1/26 at 100.00 1,176,776
1,000 Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A, 5.000%,
9/01/43
9/28 at 100.00 1,025,386
1,185 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/47 - AGM Insured
5/24 at 100.00 1,169,787
1,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/32
8/29 at 100.00 1,073,257
3,750 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 3,712,962
1,080 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Refunding First Tier Series 2021B,
4.000%, 7/01/53 - AGM Insured
7/31 at 100.00 963,122
Total Kentucky 9,121,290

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maine - 0.9%
$ 2,425 University of Maine, System Revenue Bonds, Series 2022, 5.000%, 3/01/47 3/32 at 100.00 $ 2,526,116
Total Maine 2,526,116
Maryland - 3.1%
3,420 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/33
9/27 at 100.00 3,434,232
5,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/45
5/27 at 100.00 5,084,438
Total Maryland 8,518,670
Michigan - 1.5%
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 1,036,106
2,500 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020, 4.000%,
11/01/55 - BAM Insured
11/30 at 100.00 2,265,596
850 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49
12/30 at 100.00 867,633
Total Michigan 4,169,335
Minnesota - 1.1%
1,145 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 1,155,919
700 Southern Minnesota Municipal Power Agency, Badger Coulee Project
Revenue Bonds, Series 2019A, 5.000%, 1/01/32
1/30 at 100.00 774,758
1,000 University of Minnesota, General Obligation Bonds, Series 2017A,
5.000%, 9/01/36
9/27 at 100.00 1,046,193
Total Minnesota 2,976,870
Montana - 0.4%
Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2021A
:
500 5.000%, 6/01/31 No Opt. Call 535,157
640 4.000%, 6/01/38 6/31 at 100.00 626,614
Total Montana 1,161,771
Nevada - 5.3%
3,000 Clark County, Nevada, General Obligation Bonds, Transportation
Improvement, Limited Tax, Additionally Secured by Pledged Revenue
Series 2018B, 5.000%, 12/01/33
12/28 at 100.00 3,220,615
4,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Series 2018C, 5.250%, 7/01/43
7/28 at 100.00 4,200,944
Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Series 2019B
:
3,015 5.000%, 7/01/36 7/29 at 100.00 3,232,517
1,665 5.000%, 7/01/37 7/29 at 100.00 1,774,843
2,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015, 5.000%, 6/01/39
12/24 at 100.00 2,008,080
50 (c) Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%,
6/15/28
No Opt. Call 47,649
Total Nevada 14,484,648
Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey - 6.6%
$ 80 Cumberland County Improvement Authority, New Jersey, Guaranteed
Lease Revenue Bonds, County Correctional Facility Project, Series 2018,
4.000%, 10/01/43 - BAM Insured
10/28 at 100.00 $ 78,002
Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A
:
175 5.000%, 1/01/37 1/29 at 100.00 187,335
125 5.000%, 1/01/38 1/29 at 100.00 133,574
245 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM Insured
No Opt. Call 259,055
Harrison, New Jersey, General Obligation Bonds, Parking Utility Series
2018
:
35 3.125%, 3/01/31 - BAM Insured 3/28 at 100.00 34,154
30 3.250%, 3/01/32 - BAM Insured 3/28 at 100.00 29,332
50 3.500%, 3/01/36 - BAM Insured 3/28 at 100.00 48,710
150 Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Vocational Technical Schools
Project, Series 2016, 5.250%, 5/01/51
5/26 at 100.00 153,153
100 Jersey City, New Jersey, General Obligation Bonds, Refunding General
Improvement Series 2017A, 5.000%, 11/01/29
11/27 at 100.00 106,336
100 (e) Middlesex County Improvement Authority, New Jersey, Senior Revenue
Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A,
5.000%, 1/01/32
5/24 at 100.00 71,000
20 Montclair Township, Essex County, New Jersey, General Obligation
Bonds, Refunding Parking Utility Series 2014A, 5.000%, 1/01/37
5/24 at 100.00 20,013
100 Montclair Township, Essex County, New Jersey, General Obligation
Bonds, Refunding School Series 2017B, 4.000%, 3/01/25
No Opt. Call 100,477
300 New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2016A, 5.000%,
9/01/32 - BAM Insured
9/26 at 100.00 309,249
25 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 25,053
New Jersey Economic Development Authority, Charter School Revenue
Bonds, North Star Academy Charter School of Newark, Series 2017
:
220 4.000%, 7/15/37 7/27 at 100.00 209,531
25 5.000%, 7/15/47 7/27 at 100.00 25,010
100 (c) New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52
9/27 at 100.00 95,190
35 New Jersey Economic Development Authority, Fixed Rate Revenue
Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44
5/24 at 100.00 32,640
100 New Jersey Economic Development Authority, Lease Revenue Bonds,
State House Project, Series 2017B, 4.500%, 6/15/40
12/28 at 100.00 100,954
215 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011A, 2.750%, 8/01/39
8/24 at 100.00 171,495
125 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 119,062
55 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Kean Properties LLC - Kean University Student Housing Project,
Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 51,900

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 100 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Rowan Properties LLC - Rowan University Student Housing
Project, Series 2015A, 5.000%, 1/01/48
1/25 at 100.00 $ 93,169
115 New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call 116,104
New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2017
:
20 3.000%, 6/01/32 12/27 at 100.00 19,024
15 5.000%, 6/01/32 12/27 at 100.00 15,630
40 (d) New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding Series
2014A, 5.000%, 7/01/29, (Pre-refunded 7/01/24)
7/24 at 100.00 40,032
155 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing
Project, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 129,615
100 (c),(e) New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40
1/28 at 102.00 68,306
935 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 - NPFG Insured
No Opt. Call 996,068
145 New Jersey Educational Facilities Authority, Revenue Bonds, College of
New Jersey, Refunding Series 2016F, 3.000%, 7/01/40
7/26 at 100.00 118,692
100 New Jersey Educational Facilities Authority, Revenue Bonds, Kean
University, Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 97,838
50 (d) New Jersey Educational Facilities Authority, Revenue Bonds, Montclair
State University, Series 2014A, 5.000%, 7/01/44, (Pre-refunded 7/01/24)
7/24 at 100.00 50,081
New Jersey Educational Facilities Authority, Revenue Bonds, Rider
University, Series   2017F
:
5 3.750%, 7/01/37 7/27 at 100.00 3,837
100 4.000%, 7/01/42 7/27 at 100.00 72,287
100 5.000%, 7/01/47 7/27 at 100.00 77,130
75 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D, 5.000%, 7/01/38
5/24 at 100.00 75,032
New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2016C
:
435 3.000%, 7/01/41 7/26 at 100.00 330,566
50 3.000%, 7/01/46 7/26 at 100.00 35,322
25 4.000%, 7/01/46 7/26 at 100.00 21,468
New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology, Series 2017A
:
200 4.000%, 7/01/47 7/27 at 100.00 177,924
30 5.000%, 7/01/47 7/27 at 100.00 30,222
80 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 77,982
230 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 230,139
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hackensack Meridian Health Obligated Group, Refunding Series 2017A
:
150 5.000%, 7/01/28 7/27 at 100.00 156,941
150 5.000%, 7/01/57 7/27 at 100.00 151,552
110 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hunterdon Medical Center, Refunding Series 2014A, 4.000%, 7/01/45
7/24 at 100.00 99,727
Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 50 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A, 4.000%,
7/01/41
7/26 at 100.00 $ 48,560
360 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 366,590
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Princeton HealthCare System, Series 2016A
:
25 5.000%, 7/01/32 7/26 at 100.00 25,751
40 5.000%, 7/01/33 7/26 at 100.00 41,185
30 5.000%, 7/01/34 7/26 at 100.00 30,871
130 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital Issue, Series 2014A, 5.000%,
7/01/39
7/24 at 100.00 130,109
110 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43
5/24 at 100.00 110,284
125 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%,
7/01/43
7/26 at 100.00 127,095
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016
:
10 3.000%, 7/01/32 7/26 at 100.00 8,743
405 4.000%, 7/01/48 7/26 at 100.00 354,701
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A
:
130 4.125%, 7/01/38 - AGM Insured 7/25 at 100.00 125,403
110 5.000%, 7/01/46 - AGM Insured 7/25 at 100.00 110,179
50 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Valley Health System Obligated Group, Series 2019, 4.000%, 7/01/44
7/29 at 100.00 47,858
50 (c),(e) New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38
10/26 at 102.00 36,501
120 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 110,553
270 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016B, 3.600%, 11/01/40
11/25 at 100.00 245,179
435 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2018A, 3.875%, 11/01/38
11/27 at 100.00 411,999
100 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2019A, 2.900%, 11/01/39
11/28 at 100.00 82,203
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018A
:
125 3.600%, 4/01/33 10/27 at 100.00 119,014
75 3.750%, 10/01/35 10/27 at 100.00 73,009
665 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2019C, 3.950%, 10/01/44
4/28 at 100.00 606,460
235 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2020E, 2.250%, 10/01/40
4/29 at 100.00 171,605
200 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 200,719
70 New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A, 4.000%, 6/01/32
No Opt. Call 74,827

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 100 New Jersey State, General Obligation Bonds, Various Purpose Series
2020, 2.250%, 6/01/35
12/27 at 100.00 $ 82,250
5,020 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/31
No Opt. Call 3,780,017
2,170 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call 1,108,298
255 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/41
6/25 at 100.00 257,749
50 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 49,548
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB
:
225 3.500%, 6/15/46 12/28 at 100.00 189,014
100 4.000%, 6/15/50 12/28 at 100.00 92,790
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA
:
40 3.000%, 6/15/50 12/30 at 100.00 29,199
30 4.000%, 6/15/50 12/30 at 100.00 27,837
70 5.000%, 6/15/50 12/30 at 100.00 71,738
255 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E,
5.000%, 1/01/45
1/25 at 100.00 256,154
200 Ocean City, New Jersey, General Obligation Bonds, General Improvement
Series 2019, 2.250%, 9/15/33
9/26 at 100.00 171,262
300 Salem County Pollution Control Financing Authority, New Jersey, Revenue
Bonds, Atlantic City Electric Company Project, Refunding Series 2020,
2.250%, 6/01/29
No Opt. Call 270,268
250 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Refunding Series 2019A, 5.000%, 11/01/31 - AGM
Insured
11/29 at 100.00 270,847
30 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 30,841
125 Sussex County, New Jersey, General Obligation Bonds, Series 2019,
3.000%, 6/01/27
6/26 at 100.00 123,085
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
215 4.000%, 6/01/37 6/28 at 100.00 215,372
305 5.250%, 6/01/46 6/28 at 100.00 315,843
450 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 454,438
535 Union County Improvement Authority, New Jersey, General Obligation
Lease Bonds, Juvenile Detention Center Facility Project, Refunding Series
2015A, 5.500%, 5/01/30
No Opt. Call 613,956
170 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
5/24 at 100.00 170,018
Total New Jersey 17,885,835
New York - 6.3%
500 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2021A, 5.000%, 10/01/32 - AGM
Insured
10/29 at 100.00 543,775
3,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call 3,495,969
Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 1,500 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 $ 1,549,950
2,050 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2018, 5.000%, 9/01/39
9/28 at 100.00 2,171,725
1,390 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
5/30 at 100.00 1,436,007
750 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E, 5.000%,
11/15/30
No Opt. Call 831,447
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2024A-1
:
1,450 4.000%, 5/01/53 5/33 at 100.00 1,363,985
1,510 5.000%, 5/01/53 5/33 at 100.00 1,597,134
1,230 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/42
8/30 at 100.00 1,314,718
3,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 2.000%, 5/15/45, (Mandatory Put
5/15/26)
No Opt. Call 2,859,135
Total New York 17,163,845
North Carolina - 1.1%
1,000 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 7/01/42
10/26 at 100.00 1,027,267
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017
:
1,095 5.000%, 1/01/31 - AGM Insured 1/27 at 100.00 1,142,731
700 5.000%, 1/01/32 1/27 at 100.00 721,619
Total North Carolina 2,891,617
Ohio - 4.3%
570 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 508,290
8,560 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 7,760,681
3,095 Central Ohio Transit Authority, Ohio, General Obligation Bonds, Capital
Facilities Limited Tax Series 2023, 5.000%, 12/01/48
12/33 at 100.00 3,308,578
Total Ohio 11,577,549
Oklahoma - 0.2%
500 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57
8/28 at 100.00 508,871
Total Oklahoma 508,871
Pennsylvania - 3.8%
160 Adams County, Pennsylvania, General Obligation Bonds, Series 2017B,
2.500%, 11/15/29
11/25 at 100.00 148,189
50 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017, 5.000%, 10/15/37
10/27 at 100.00 47,690
465 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series
2018A, 4.000%, 4/01/44
4/28 at 100.00 430,043

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 115 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A,
4.000%, 7/15/35
7/29 at 100.00 $ 117,269
230 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42
5/27 at 100.00 226,989
105 Avon Grove School District, Chester County, Pennsylvania, General
Obligation Bonds, Series 2021A, 4.000%, 11/15/37
5/29 at 100.00 106,099
380 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/50
11/27 at 100.00 195,333
155 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A,
5.000%, 5/15/42
5/27 at 100.00 151,397
125 Bethel Park School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/33
8/26 at 100.00 126,806
70 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%, 3/15/36
3/27 at 100.00 70,554
115 Canon-McMillan School District, Washington County, Pennsylvania,
General Obligation Bonds, Series 2014D, 5.000%, 12/15/39
12/24 at 100.00 115,326
100 (d) Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Mount Nittany Medical Center Project, Series 2016A, 5.000%, 11/15/46,
(Pre-refunded 11/15/25)
11/25 at 100.00 102,181
75 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2017A,
4.000%, 10/01/37
10/27 at 100.00 75,157
35 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%,
12/01/51
12/25 at 103.00 21,193
20 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47
12/27 at 100.00 18,928
15 Chester County Industrial Development Authority, Pennsylvania, Student
Housing Revenue Bonds, University Student Housing, LLC Project at West
Chester University Series 2013A, 5.000%, 8/01/45
5/24 at 100.00 14,030
35 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 35,003
Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018
:
40 5.000%, 6/01/33 6/28 at 100.00 42,309
355 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 350,701
70 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019, 5.000%,
1/01/45
1/25 at 104.00 61,842
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015
:
60 (d) 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 60,038
45 4.000%, 1/01/33 1/25 at 100.00 43,587
20 (d) 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 20,012
65 5.000%, 1/01/38 1/25 at 100.00 65,151
55 (d) 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 55,391
15 (d) 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 15,107
100 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2016, 5.000%, 1/01/29
1/26 at 100.00 101,043
Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019A
:
$ 25 4.125%, 1/01/38 1/29 at 100.00 $ 23,609
20 (d) 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 21,553
5 (d) 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 5,388
5 5.000%, 1/01/39 1/29 at 100.00 5,050
100 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Dickinson College Project, Second Series 2017A, 5.000%, 11/01/39
11/27 at 100.00 103,617
200 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2019, 4.000%, 11/01/44
11/29 at 100.00 188,108
30 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University Project, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 25,633
30 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
5/24 at 100.00 28,440
55 Dauphin County General Authority, Pennsylvania, Health System Revenue
Bonds, Pinnacle Health System Project, Refunding Series 2016A, 5.000%,
6/01/35
6/26 at 100.00 56,338
Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
:
245 5.000%, 7/01/42 7/27 at 100.00 254,696
540 5.000%, 7/01/47 7/27 at 100.00 553,126
Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2016A
:
185 5.000%, 7/01/41 7/26 at 100.00 177,573
40 (d) 5.000%, 7/01/41, (Pre-refunded 7/01/26) 7/26 at 100.00 41,276
25 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 20,235
150 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 148,801
30 (d) East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2014, 5.000%, 7/01/46, (Pre-refunded 7/01/24)
7/24 at 100.00 30,031
100 (d) East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2015, 5.000%, 7/01/47, (Pre-refunded 7/01/25)
7/25 at 100.00 101,473
25 Easton Area School District, Northampton County, Pennsylvania, General
Obligation Bonds, Series 2020B, 5.000%, 2/01/31
2/28 at 100.00 26,756
60 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 46,748
75 General Authority of Southcentral Pennsylvania, Revenue Bonds, AICUP
Financing Program-York College of Pennsylvania, Series 2017 PP4,
3.375%, 11/01/37
10/27 at 100.00 68,354
Huntingdon County General Authority, Pennsylvania, Revenue Bonds,
Juniata College, Series 2016OO2
:
15 3.250%, 5/01/36 5/26 at 100.00 12,829
35 3.500%, 5/01/41 5/26 at 100.00 27,669
20 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 20,089
40 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Saint Anne's Retirement Community, Inc., Series 2020, 5.000%,
3/01/50
3/27 at 102.00 31,820
100 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46
8/26 at 100.00 101,130

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 155 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42
8/26 at 100.00 $ 157,634
25 Lancaster School District, Lancaster County, Pennsylvania, General
Obligation Bonds, Series 2020, 4.000%, 6/01/35 - AGM Insured
12/28 at 100.00 25,469
95 (d) Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Series 2013A, 5.125%, 12/01/47, (Pre-refunded
6/18/24)
6/24 at 100.00 95,126
100 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Refunding Series 2016, 4.000%, 11/01/41
5/26 at 100.00 91,231
100 (c) Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33
7/24 at 100.00 98,808
50 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A,
5.000%, 9/01/48
9/28 at 100.00 50,420
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019
:
50 4.000%, 9/01/44 9/29 at 100.00 46,579
25 4.000%, 9/01/49 9/29 at 100.00 22,589
200 (d) Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 201,985
200 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2016, 5.000%, 11/15/36
11/26 at 100.00 205,115
90 Northampton County General Purpose Authority, Pennsylvania, Revenue
Bonds, Lafayette College, Refunding Series 2018, 4.000%, 11/01/38
11/28 at 100.00 90,075
55 Northampton County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Morningstar Senior Living, Inc., Series 2019, 5.000%,
11/01/44
11/26 at 103.00 48,034
140 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%,
1/01/44 - AGM Insured
6/24 at 100.00 140,172
250 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, Pennsylvania-American Water Company, Refunding Series 2019,
3.000%, 4/01/39
10/29 at 100.00 210,846
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2012
:
35 4.000%, 11/01/39 5/24 at 100.00 30,653
60 5.000%, 11/01/42 5/24 at 100.00 58,572
300 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 290,066
45 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 41,314
350 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.200%, 4/01/40
10/25 at 100.00 295,089
450 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.200%, 10/01/41
10/25 at 100.00 379,373
65 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 61,411
Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 45 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125B, 3.700%, 10/01/47
4/27 at 100.00 $ 37,903
250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 3.350%, 10/01/45
10/28 at 100.00 203,931
45 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133, 2.500%, 10/01/45
10/29 at 100.00 31,078
100 Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A, 4.750%,
12/01/37
12/26 at 100.00 102,298
100 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Subordinate Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 103,051
585 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45
12/25 at 100.00 591,340
50 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 46,952
25 (c) Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Performing Arts: A String Theory
Charter School, Series 2020, 5.000%, 6/15/50
6/28 at 100.00 23,674
70 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 3.625%, 5/01/35
11/27 at 100.00 54,407
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017
:
45 (c) 5.000%, 3/15/45 3/28 at 100.00 37,256
5 (c),(d) 5.000%, 3/15/45, (Pre-refunded 3/15/28) 3/28 at 100.00 5,342
150 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47
8/27 at 100.00 152,309
125 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding
Thirteenth Series 2015, 5.000%, 8/01/30
8/25 at 100.00 126,606
100 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 101,724
100 Pittsburgh and Allegheny County Sports and Exhibition Authority,
Pennsylvania, Parking Revenue Bonds, Series 2017, 5.000%, 12/15/34
12/27 at 100.00 104,360
200 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 202,601
35 Rostraver Township, Westmoreland County, Pennsylvania, General
Obligation Bonds, Series 2018, 3.500%, 9/01/34 - AGM Insured
9/25 at 100.00 33,990
100 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/46
6/26 at 100.00 87,404
210 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 213,811
10 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
5/24 at 100.00 10,003
40 Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania,
Sewer Revenue Bonds, Refunding Series 2019A, 3.000%, 9/01/44 - AGM
Insured
9/29 at 100.00 31,305
100 Upper Dublin School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2021A, 4.000%, 9/15/38
3/29 at 100.00 100,967

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 145 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 $ 127,163
15 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%, 7/01/35
1/28 at 100.00 14,886
15 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 13,516
Williamsport Sanitary Authority, Lycoming County, Pennsylvania, Sewer
Revenue Bonds, Series 2021.
:
100 5.000%, 1/01/25 - BAM Insured No Opt. Call 100,809
25 5.000%, 1/01/28 - BAM Insured No Opt. Call 26,579
Total Pennsylvania 10,263,536
Puerto Rico - 3.1%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
1,170 0.000%, 7/01/33 7/28 at 86.06 808,785
1,739 4.500%, 7/01/34 7/25 at 100.00 1,745,758
3,812 5.000%, 7/01/58 7/28 at 100.00 3,812,449
710 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 711,028
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
1,360 4.329%, 7/01/40 7/28 at 100.00 1,331,890
10 4.329%, 7/01/40 7/28 at 100.00 9,793
49 4.784%, 7/01/58 7/28 at 100.00 48,059
Total Puerto Rico 8,467,762
South Carolina - 1.7%
5,435 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2, 0.000%, 1/01/29 - AGC Insured
No Opt. Call 4,509,341
Total South Carolina 4,509,341
Tennessee - 3.7%
3,090 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 3,176,724
605 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%,
7/01/42
7/27 at 100.00 625,837
4,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call 4,042,033
2,160 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Improvement Series 2022, 4.000%, 6/01/47
6/32 at 100.00 2,070,628
Total Tennessee 9,915,222
Texas - 10.1%
1,000 Austin Community College District Public Facility Corporation, Texas,
Lease Revenue Bonds, Highland Campus - Building 3000 Project, Series
2018A, 5.000%, 8/01/42
8/27 at 100.00 1,036,597
1,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2017, 5.000%, 11/15/35
11/26 at 100.00 1,032,576
500 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2020, 5.000%, 2/15/45
2/29 at 100.00 518,989
1,000 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2023, 5.000%, 2/15/48
8/32 at 100.00 1,053,934
Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NUW
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 745 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/40
1/30 at 100.00 $ 783,186
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B
:
3,000 0.000%, 9/01/32 - AMBAC Insured No Opt. Call 2,158,090
7,935 0.000%, 9/01/33 - AMBAC Insured No Opt. Call 5,458,011
1,430 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2021A, 5.000%, 5/15/51
5/31 at 100.00 1,495,202
915 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2015B, 5.000%, 1/01/45
1/25 at 100.00 917,710
250 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 254,375
1,600 Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Refunding Senior Lien Series 2019A, 5.000%, 12/31/35
12/29 at 100.00 1,703,252
1,000 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57
2/29 at 100.00 1,009,914
7,635 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2016, 4.000%, 10/15/41
10/26 at 100.00 7,537,568
2,500 (f) Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2017A, 4.000%, 10/15/42, (UB)
10/27 at 100.00 2,464,768
Total Texas 27,424,172
Utah - 0.6%
1,500 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017B, 5.000%, 7/01/47
7/27 at 100.00 1,533,612
Total Utah 1,533,612
Virginia - 1.0%
1,160 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51
7/26 at 100.00 1,161,511
1,400 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 4.875%, 7/15/40
7/28 at 100.00 1,418,781
Total Virginia 2,580,292
Washington - 3.6%
3,330 Chelan County Public Utility District 1, Washington, Columbia River-Rock
Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A,
0.000%, 6/01/29 - NPFG Insured
No Opt. Call 2,793,512
690 Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017, 5.000%, 8/15/30
8/27 at 100.00 706,998
Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Refunding Series2021B. Exchange Purchase
:
2,165 4.000%, 7/01/37 7/31 at 100.00 2,094,563
2,140 4.000%, 7/01/43 7/31 at 100.00 2,008,165
2,000 Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Series 2018, 5.000%, 7/01/58
7/28 at 100.00 2,028,180
Total Washington 9,631,418

Investments in Derivatives
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
West Virginia - 1.4%
$ 530 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A,
5.000%, 1/01/34
1/29 at 100.00 $ 530,124
1,800 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series 2019A,
5.000%, 9/01/38
9/29 at 100.00 1,825,374
1,430 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2018, 5.000%, 6/01/43
6/28 at 100.00 1,486,822
Total West Virginia 3,842,320
Total Municipal Bonds
(cost $261,684,307) 264,313,931
Shares Description (a) Value
X –
COMMON STOCKS - 0.3% X 957,995
Utilities - 0.3%
250 (g),(h) Talen Energy Supply LLC $ 24,729
420 (h),(i),(j) Vistra Vision 933,266
Total Utilities 957,995
Total Common Stocks
(cost $415,801) 957,995
Total Long-Term Investments
(cost $262,100,108) 265,271,926
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 1.7%
–
MUNICIPAL BONDS - 1.7% X 4,555,000
New York - 1.7%
$ 2,000 (k) New York City Transitional Finance Authority Future Tax Secured Revenue,
3.300%, 8/01/45, (Mandatory Put 4/30/2024)
5/24 at 100.00 $ 2,000,000
2,555 (k) New York City, New York, General Obligation Bonds, Fiscal 2021 Series 2,
3.900%, 4/01/42, (Mandatory Put 4/8/2024)
4/24 at 100.00 2,555,000
Total New York 4,555,000
Total Municipal Bonds
(cost $4,555,000) 4,555,000
Total Short-Term Investments
(cost $4,555,000) 4,555,000
Total Investments (cost $266,655,108 ) - 99.4% 269,826,926
Floating Rate Obligations - (0.7)% (2,000,000)
Other Assets & Liabilities, Net -   1.3% 3,537,809
Net Assets Applicable to Common Shares - 100% $ 271,364,735
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (142) 6/24 $ (15,633,021) $ (15,256,125) $ 376,896
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $990,963 or 0.4% of Total Investments.
Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NUW
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holding: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38.
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(k) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
See Notes to Financial Statements

Nuveen Municipal Income Fund, Inc.
Portfolio of Investments April 30, 2024
(Unaudited)
NMI
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.8%
X –
MUNICIPAL BONDS - 97.8% X 97,153,548
Alabama - 2.5%
$ 260 Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.250%, 10/01/49
10/33 at 100.00 $ 273,963
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 1,032,236
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 5, Series 2023A, 5.250%, 1/01/54, (Mandatory Put 7/01/29)
4/29 at 100.18 1,050,238
100 (c) Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
5.250%, 5/01/44
5/29 at 100.00 100,217
Total Alabama 2,456,654
Arizona - 4.3%
275 Arizona Industrial Development Authority Education Revenue Bonds,
Academies of Math & Science Projects, Series 2023, 5.250%, 7/01/43
7/31 at 100.00 272,684
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/48
1/28 at 100.00 1,001,574
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, KIPPC NYC Public Charter Schools - Macombs Facility Project,
Series 2021A, 4.000%, 7/01/41
7/31 at 100.00 899,703
1,495 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 1,549,781
515 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.250%,
12/01/28
No Opt. Call 535,795
Total Arizona 4,259,537
Arkansas - 0.4%
200 (c) Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT)
9/25 at 105.00 202,543
200 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 205,685
Total Arkansas 408,228
California - 4.6%
625 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2023B, 5.500%, 9/01/43
9/30 at 103.00 643,235
374 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2024A, 5.000%, 9/01/48
9/30 at 103.00 357,206
500 (c) California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56
6/26 at 100.00 502,395
11 (d),(e) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39
1/22 at 100.00 10,617
300 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 7.000%, 11/01/34
No Opt. Call 369,043
Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMI
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 525 Palm Desert, California, Special Tax Bonds, Community Facilities District
2021-1 University Park, Series 2024, 5.000%, 9/01/53
9/30 at 103.00 $ 498,479
500 (c) San Francisco City and County Special Tax District 2020-1, California,
Special Tax Bonds, Mission Rock Facilities and Services, Shoreline Tax
Zone 1 Series 2023C, 5.750%, 9/01/53
9/30 at 103.00 504,538
San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2016-1 Treasure Island Improvement Area 2, Series
2023A
:
710 (c) 5.000%, 9/01/38 9/30 at 103.00 708,038
490 (c) 5.000%, 9/01/43 9/30 at 103.00 469,914
500 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B,
5.250%, 1/15/44
1/25 at 100.00 503,315
Total California 4,566,780
Colorado - 11.5%
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
5/24 at 102.00 500,124
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 1,028,066
1,395 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/43, (AMT)
12/28 at 100.00 1,424,570
360 Erie Farm Metropolitan District, Erie, Boulder County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement, Series 2021,
5.000%, 12/01/46 - AGM Insured
12/31 at 100.00 379,459
700 (c) Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34
9/27 at 103.00 689,548
200 Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment
Revenue Bonds, Special Improvement District 1, Series 2024A-2, 6.500%,
12/01/43, (WI/DD)
3/29 at 103.00 197,356
500 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024, 6.625%, 12/01/56
12/31 at 103.00 469,209
1,000 Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2021, 4.000%, 12/01/47 -
BAM Insured
12/31 at 100.00 915,326
500 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46
12/25 at 100.00 488,413
500 (c) Parkdale Community Authority, Erie County, Colorado, Limited Tax
Supported Convertible Capital Appreciation Revenue Bonds, District 2,
Series 2024A, 7.750%, 12/01/53
3/29 at 103.00 363,935
500 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/41
3/26 at 103.00 444,840
1,000 (c) Platte River Metropolitan District, Weld County, Colorado, General
Obligation Bonds, Limited Tax Refunding Series 2023A, 6.500%, 8/01/53
8/29 at 103.00 1,016,602
500 Raindance Metropolitan District 1, Acting by and through its Water Activity
Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable
Water Enterprise Revenue Bonds, Series 2020, 5.250%, 12/01/50
12/25 at 103.00 477,005
750 Silverstone Metropolitan District 3, Weld County, Colorado, General
Obligation and Special Revenue Bonds, Limited Tax Series 2023, 7.750%,
12/01/45
12/28 at 103.00 756,698
1,275 (c) Ventana Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Refunding and Improvement Series 2023A,
6.500%, 9/01/53
12/28 at 103.00 1,317,632

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 525 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 4.500%, 12/01/31
3/27 at 103.00 $ 483,169
500 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 469,172
Total Colorado 11,421,124
Delaware - 0.1%
100 Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/48
12/28 at 100.00 95,543
Total Delaware 95,543
District of Columbia - 0.1%
105 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/49
10/29 at 100.00 95,877
Total District of Columbia 95,877
Florida - 11.5%
815 Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33
5/24 at 100.00 815,592
500 (c) Bridgewalk Community Development District, Osceola County, Florida,
Special Assessment Bonds, Assessment Area 2 Series 2023, 6.500%,
12/15/53
12/33 at 100.00 523,233
550 (c) Capital Projects Finance Authority, Florida, Educational Revenue Bonds,
Imagine Kissimmee Charter Academy Project, Series 2024, 6.500%,
6/15/54
6/34 at 100.00 551,159
1,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, IPS
Enterprises, Inc. Projects, Refunding Series 2023A, 6.250%, 6/15/53
6/30 at 100.00 1,033,209
140 Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, KIPP
Miami North Campus Project, Refunding Series 2024A, 6.000%, 6/15/54
6/29 at 103.00 142,235
210 (c) Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2023A,
6.500%, 6/15/38
6/30 at 103.00 229,786
1,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024, 5.500%, 7/01/53, (AMT), (WI/DD)
7/32 at 100.00 1,036,944
485 (c) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
4/24 at 100.00 485,946
500 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%, 10/01/42,
(AMT)
10/27 at 100.00 509,047
255 (c) Hamilton Bluff Community Development District, Lake Hamilton, Florida,
Special Assessment Bonds, Area 1 Project, Series 2024, 5.800%, 5/01/54
5/34 at 100.00 251,081
885 (c) Highland Trails Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Assessment Area One Capital
Improvement Series 2024, 5.850%, 5/01/54
5/34 at 100.00 882,514
1,145 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General
Hospital, Series 2020A, 4.000%, 8/01/55
2/31 at 100.00 975,696
150 Hobe-Saint Lucie Conservancy District, Florida, Special Assessment
Revenue Bonds, Improvement Unit 1A, Series 2024, 5.875%, 5/01/55
5/34 at 100.00 151,945
1,000 Lakeside Preserve Community Development District, Lakeland, Florida,
Special Assessment Bonds, 2023 Project Series 2023, 6.375%, 5/01/54
5/34 at 100.00 1,040,530
Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMI
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 300 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Taylor Ranch Project, Series 2023, 6.125%, 5/01/43
5/33 at 100.00 $ 314,577
135 (c) North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 4, Series 2024, 5.750%,
5/01/54
5/34 at 100.00 132,973
1,000 (c) River Hall Community Development District, Lee County, Florida, Capital
Improvement Revenue Bonds, Assessment Area 4 Series 2023A, 6.500%,
5/01/54
5/34 at 100.00 1,046,417
225 Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, Assessment Area 2 Series 2023,
6.125%, 11/01/43
11/33 at 100.00 233,544
400 Stonegate Preserve Community Development District, Florida, Manatee
County, Special Assessment Revenue Bonds, 2023 Project Area Series
2023, 6.125%, 12/15/53
12/33 at 100.00 413,321
645 (c) Woodsdale Community Development District, Pasco County, Florida,
Revenue Bonds, Capital Improvement Series 2023, 6.125%, 11/01/43
11/33 at 100.00 671,608
Total Florida 11,441,357
Georgia - 2.3%
130 Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing
Revenue Bonds, Testletree Village Apartments, Series 2013A, 4.000%,
11/01/25
5/24 at 100.00 124,334
600 Cobb County Development Authority, Georgia, Charter School Revenue
Bonds, Northwest Classical Academy, Inc. Project, Series 2023A, 6.400%,
6/15/53
6/31 at 100.00 604,380
500 Fulton County Development Authority, Georgia, Hospital Revenue Bonds,
Wellstar Health System, Inc Project, Series 2017A, 4.000%, 4/01/50
4/30 at 100.00 460,598
1,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023B, 5.000%, 7/01/53, (Mandatory Put 3/01/30)
12/29 at 100.31 1,050,303
Total Georgia 2,239,615
Hawaii - 0.3%
250 (c) Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33
5/24 at 100.00 250,261
Total Hawaii 250,261
Idaho - 0.5%
500 (c) Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, The College of Idaho Project, Series 2023, 5.875%, 11/01/53
11/33 at 100.00 506,991
Total Idaho 506,991
Illinois - 10.4%
250 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 260,122
500 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023, 5.750%, 4/01/48
4/33 at 100.00 548,149
435 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/28 at 100.00 427,470
650 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 672,884
500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A, 6.000%, 12/01/49
12/33 at 100.00 547,783
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A, 5.500%, 1/01/55
1/32 at 100.00 1,058,009

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 200 Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of
Natural History, Series 2002.RMKT, 4.500%, 11/01/36
11/24 at 100.00 $ 200,202
500 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/51
8/31 at 100.00 420,605
1,105 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 1,111,960
200 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44
8/25 at 100.00 200,985
540 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47
3/32 at 100.00 576,968
500 Illinois State, General Obligation Bonds, March Series 2021A, 5.000%,
3/01/46
3/31 at 100.00 514,668
400 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 432,367
1,000 Illinois State, General Obligation Bonds, October Series 2022C, 5.500%,
10/01/41
10/32 at 100.00 1,097,141
1,900 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2019A, 5.000%, 1/01/44
7/29 at 100.00 1,984,226
200 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53
12/25 at 100.00 202,168
205 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 -
NPFG Insured
No Opt. Call 128,498
Total Illinois 10,384,205
Indiana - 2.5%
735 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55
6/30 at 100.00 668,527
1,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2023A, 5.000%, 10/01/46
10/33 at 100.00 1,067,414
500 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E, 6.000%, 3/01/53
3/33 at 100.00 542,645
250 (c) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC
Project, Refunding Series 2024, 5.000%, 1/01/54, (AMT), (WI/DD)
1/34 at 100.00 253,616
Total Indiana 2,532,202
Iowa - 0.5%
500 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 520,867
Total Iowa 520,867
Louisiana - 2.1%
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/44
10/27 at 100.00 1,014,001
1,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola
University of New Orleans Project, Refunding Series 2023A, 5.250%,
10/01/53
4/33 at 100.00 1,029,909
Total Louisiana 2,043,910
Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMI
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota - 1.9%
$ 75 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%,
8/01/46
8/26 at 100.00 $ 62,624
1,000 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A,
5.000%, 2/15/48
2/28 at 100.00 1,012,888
555 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School
Project, Series 2019, 5.000%, 7/01/49
7/27 at 102.00 499,270
300 Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue
Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017,
4.250%, 9/01/37
9/24 at 100.00 279,110
Total Minnesota 1,853,892
Mississippi - 1.0%
1,000 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A, 5.000%, 9/01/41
9/26 at 100.00 1,004,768
Total Mississippi 1,004,768
Missouri - 3.2%
1,000 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southwest Baptist University Project, Series 2012,
5.000%, 10/01/33
5/24 at 100.00 995,403
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/54
2/29 at 100.00 909,442
500 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 484,494
100 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2017,
5.000%, 9/01/48
9/27 at 100.00 93,203
215 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A,
5.250%, 9/01/53
9/25 at 103.00 204,205
335 Saline County Industrial Development Authority, Missouri, First Mortgage
Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40
5/24 at 100.00 288,955
225 (c) Taney County Industrial Development Authority, Missouri, Sales Tax
Revenue Improvement Bonds, Big Cedar Infrastructure Project Series
2023, 6.000%, 10/01/49
10/30 at 100.00 218,585
Total Missouri 3,194,287
Nebraska - 0.5%
500 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call 516,896
Total Nebraska 516,896
Nevada - 0.4%
350 Las Vegas Special Improvement District 817, Nevada, Local Improvement
Revenue Bonds, Summerlin Village 29 Series 2023, 6.000%, 6/01/48
6/33 at 100.00 357,016
Total Nevada 357,016
New Jersey - 1.6%
25 (f) Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A,
5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call 24,995

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 545 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.000%, 6/15/45
6/25 at 100.00 $ 548,091
1,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 1,022,527
Total New Jersey 1,595,613
New York - 4.8%
60 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.250%, 7/01/35
7/25 at 100.00 53,636
1,500 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A, 5.000%, 3/15/46
3/32 at 100.00 1,599,510
250 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 255,137
315 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55
5/30 at 100.00 327,405
500 (c) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 495,555
445 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023, 6.000%, 6/30/54, (AMT)
6/31 at 100.00 487,944
500 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 566,950
100 Oneida Indian Nation, New York, Tax Revenue Bonds, Series 2024B,
6.000%, 9/01/43
9/31 at 102.00 105,771
1,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 889,716
Total New York 4,781,624
North Carolina - 2.7%
685 North Carolina Medical Care Commission,  Retirement Facilities First
Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016,
5.000%, 10/01/31
10/24 at 102.00 687,440
2,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 2,033,186
Total North Carolina 2,720,626
North Dakota - 0.1%
100 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%,
12/01/36
12/26 at 100.00 93,855
Total North Dakota 93,855
Ohio - 2.8%
1,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 906,622
1,000 Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility
Revenue Bonds, The Cleveland Museum of Natural History Project, Series
2021, 4.000%, 7/01/51
7/31 at 100.00 894,457
500 (c) Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28)
9/28 at 100.00 505,202
Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMI
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 500 (c) Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 $ 460,368
Total Ohio 2,766,649
Oklahoma - 0.7%
670 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/52
8/28 at 100.00 681,369
Total Oklahoma 681,369
Oregon - 0.0%
55 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A, 5.250%, 11/15/50
11/25 at 102.00 50,510
Total Oregon 50,510
Pennsylvania - 2.9%
400 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023,
6.250%, 5/01/42
5/33 at 100.00 391,466
1,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/40
5/24 at 100.00 517,347
500 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 509,798
495 Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley Dual
Language Charter School, General Purpose Authority, Series 2023,
7.000%, 6/01/53
6/30 at 103.00 518,998
560 (f) Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A, 5.250%, 1/15/36, (Pre-refunded 1/15/25)
1/25 at 100.00 565,558
350 Montgomery County Redevelopment Authority, Pennsylvania, Special
Obligation Revenue Bonds, River Pointe Project Series 2023, 6.500%,
9/01/43
9/33 at 100.00 351,440
Total Pennsylvania 2,854,607
Puerto Rico - 2.1%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
1,760 0.000%, 7/01/51 7/28 at 30.01 403,557
500 4.750%, 7/01/53 7/28 at 100.00 489,228
1,000 5.000%, 7/01/58 7/28 at 100.00 1,000,118
200 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 195,866
Total Puerto Rico 2,088,769
South Carolina - 1.1%
620 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A, 4.000%, 4/01/49
4/26 at 103.00 477,920
560 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Riverwalk Academy Project Series 2023A,
7.000%, 6/15/43
6/33 at 100.00 575,494
Total South Carolina 1,053,414

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Dakota - 0.1%
$ 100 Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel
Village Project, Series 2017, 5.125%, 11/01/47
11/26 at 100.00 $ 85,691
Total South Dakota 85,691
Tennessee - 1.1%
870 Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2016, 5.000%,
9/01/47
9/26 at 100.00 824,762
250 Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022B, 5.500%, 7/01/42, (AMT)
7/32 at 100.00 273,663
Total Tennessee 1,098,425
Texas - 7.7%
1,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2021A, 4.000%, 11/01/46
11/30 at 100.00 958,693
500 (c) Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 2 Project, Series 2023, 6.750%,
9/01/48
9/33 at 100.00 518,451
125 (c) Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT)
5/24 at 103.00 123,721
1,000 (c) Mustang Ridge, Travis and Caldwell Counties, Texas, Special Assessment
Revenue Bonds, Durango Public Improvement District Improvement Area
1 Series 2023, 6.375%, 9/01/53
9/31 at 100.00 1,010,711
1,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
5.000%, 4/01/46 - AGM Insured
5/24 at 100.00 993,635
200 (f) North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C, 7.000%, 9/01/43, (Pre-
refunded 9/01/31)
9/31 at 100.00 244,372
535 (c) Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Haggard Farm Public Improvement District Project, Area 1 Project
Series 2023, 7.500%, 9/15/53
9/33 at 100.00 556,818
240 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/34
5/24 at 100.00 235,751
295 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call 303,865
1,000 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 1,007,619
1,000 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/32
8/24 at 100.00 1,002,556
250 (c) Travis County Development Authority, Texas, Contract Assessment
Revenue Bonds, Bella Fortuna Public Improvement District, Series 2024,
5.625%, 9/01/51
9/32 at 100.00 239,098
500 (c) Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area #3
Project, Series 2024, 6.000%, 9/01/54
9/34 at 100.00 494,273
Total Texas 7,689,563
Utah - 0.4%
410 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/53, (AMT)
7/33 at 100.00 430,581
Total Utah 430,581
Nuveen Municipal Income Fund, Inc.
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

NMI
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virgin Islands - 0.4%
$ 380 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call $ 408,345
Total Virgin Islands 408,345
Virginia - 2.3%
100 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A,
6.875%, 12/01/58
12/30 at 103.00 108,439
100 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 7.000%, 9/01/53
9/30 at 103.00 110,900
1,265 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 1,267,478
750 Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022, 5.000%, 12/31/47,
(AMT)
12/32 at 100.00 760,278
Total Virginia 2,247,095
Washington - 1.5%
1,000 Grays Harbor Public Hospital District 1, Washington, Revenue Bonds,
Summit Pacific Medial Center Series 2023, 6.750%, 12/01/44
12/33 at 100.00 1,033,931
500 Jefferson County Public Hospital District 2, Washington, Hospital Revenue
Bonds, Refunding Series 2023A, 6.875%, 12/01/53
12/30 at 103.00 495,129
Total Washington 1,529,060
West Virginia - 1.3%
225 (c) Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Subordinate Improvement Series 2023A, 7.000%,
6/01/43
6/30 at 103.00 236,925
1,000 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series 2017A,
5.000%, 6/01/47
6/27 at 100.00 1,016,872
Total West Virginia 1,253,797
Wisconsin - 3.6%
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:
4 (c),(d) 0.000%, 1/01/46 No Opt. Call 98
4 (c),(d) 0.000%, 1/01/47 No Opt. Call 89
4 (c),(d) 0.000%, 1/01/48 No Opt. Call 84
4 (c),(d) 0.000%, 1/01/49 No Opt. Call 78
3 (c),(d) 0.000%, 1/01/50 No Opt. Call 72
4 (c),(d) 0.000%, 1/01/51 No Opt. Call 74
98 (c),(d) 3.750%, 7/01/51 3/28 at 100.00 68,344
4 (c),(d) 0.000%, 1/01/52 No Opt. Call 69
4 (c),(d) 0.000%, 1/01/53 No Opt. Call 64
4 (c),(d) 0.000%, 1/01/54 No Opt. Call 60
4 (c),(d) 0.000%, 1/01/55 No Opt. Call 56
4 (c),(d) 0.000%, 1/01/56 No Opt. Call 52
4 (c),(d) 0.000%, 1/01/57 No Opt. Call 49
4 (c),(d) 0.000%, 1/01/58 No Opt. Call 45
3 (c),(d) 0.000%, 1/01/59 No Opt. Call 43
3 (c),(d) 0.000%, 1/01/60 No Opt. Call 40
3 (c),(d) 0.000%, 1/01/61 No Opt. Call 37

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 3 (c),(d) 0.000%, 1/01/62 No Opt. Call $ 35
3 (c),(d) 0.000%, 1/01/63 No Opt. Call 33
3 (c),(d) 0.000%, 1/01/64 No Opt. Call 31
3 (c),(d) 0.000%, 1/01/65 No Opt. Call 29
3 (c),(d) 0.000%, 1/01/66 No Opt. Call 26
42 (c),(d) 0.000%, 1/01/67 No Opt. Call 308
1,000 (c) Public Finance Authority of Wisconsin, Multifamily Housing Revenue
Bonds, Promenade Apartments Project, Series 2024, 6.250%, 2/01/39
2/29 at 103.00 1,018,894
500 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Revolution
Academy, Refunding Series 2023A, 6.250%, 10/01/53
10/31 at 100.00 505,871
535 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Unity Classical
Charter School, A Challenge Foundation Academy, Series 2023, 6.625%,
7/01/43
7/30 at 100.00 550,852
250 (c) Public Finance Authority of Wisconsin, Tax Increment Revenue Senior
Bonds, Miami World Center Project, Series 2024A, 5.000%, 6/01/41
6/29 at 103.00 249,131
200 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 5.125%, 10/01/34
5/24 at 101.00 192,417
200 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/57
1/27 at 103.00 115,702
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHW Oconomowoc, Inc. Project, Series 2018, 5.125%, 10/01/48
5/24 at 102.00 871,262
Total Wisconsin 3,573,945
Total Municipal Bonds
(cost $96,820,197) 97,153,548
Total Long-Term Investments
(cost $96,820,197) 97,153,548
Other Assets & Liabilities, Net -   2.2% 2,218,680
Net Assets Applicable to Common Shares - 100% $ 99,372,228
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $21,922,466 or 22.6% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements
Statement of Assets and Liabilities
See Notes to Financial Statements

April 30, 2024 (Unaudited) NUV NUW NMI
ASSETS
Long-term investments, at value
†
$ 1,898,647,046 $ 265,271,926 $ 97,153,548
Short-term investments, at value
◊
26,465,000 4,555,000 –
Cash collateral at broker for investments in futures contracts
(1)
– 301,762 –
Receivables:
Interest 23,379,789 3,303,997 1,519,306
Investments sold 25,021,032 1,616,060 3,148,890
Variation margin on futures contracts – 73,219 –
Deferred offering costs – – 130,000
Other 216,302 11,006 6,933
Total assets 1,973,729,169 275,132,970 101,958,677
LIABILITIES
Cash overdraft 12,260,228 815,382 625,627
Floating rate obligations 29,480,000 2,000,000 –
Payables:
Management fees 718,446 124,311 49,845
Dividends 5,550,447 749,924 344,255
Interest 373,295 7,758 –
Investments purchased - when-issued/delayed-delivery settlement 9,216,314 – 1,473,540
Accrued expenses:
Custodian fees 126,416 35,669 16,188
Investor relations 27,149 4,078 927
Directors/Trustees fees 178,106 7,522 2,103
Professional fees 20,377 11,170 11,908
Shareholder reporting expenses 85,479 12,398 8,081
Shareholder servicing agent fees 23,697 23 468
Shelf offering costs – – 53,507
Total liabilities 58,059,954 3,768,235 2,586,449
Commitments and contingencies
(2)
Net assets applicable to common shares $ 1,915,669,215 $ 271,364,735 $ 99,372,228
Common shares outstanding 207,541,595 17,951,336 10,051,095
Net asset value ("NAV") per common share outstanding $ 9 .23 $ 15 .12 $ 9 .89
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 2,075,416 $ 179,513 $ 100,511
Paid-in capital 1,963,547,908 268,620,421 105,335,456
Total distributable earnings (loss) (49,954,109) 2,564,801 (6,063,739)
Net assets applicable to common shares $ 1,915,669,215 $ 271,364,735 $ 99,372,228
Authorized shares:
Common 350,000,000 Unlimited 200,000,000
†
Long-term investments, cost $ 1,871,866,231 $ 262,100,108 $ 96,820,197
◊
Short-term investments, cost $ 26,465,000 $ 4,555,000 $ —
(1)
Cash pledged to collateralize the net payment obligations for investments in derivatives.
(2)
As disclosed in Notes to Financial Statements.
Statement of Operations
See Notes to Financial Statements

Six Months Ended April 30, 2024 (Unaudited) NUV NUW NMI
INVESTMENT INCOME
Dividends $ — $ 2,102 $ —
Interest 41,910,459 5,448,127 2,511,760
Total investment income 41,910,459 5,450,229 2,511,760
EXPENSES
– – –
Management fees 4,353,103 755,327 302,172
Shareholder servicing agent fees 145,197 39 2,648
Interest expense 456,459 44,861 681
Directors/Trustees fees 32,734 4,627 1,689
Custodian expenses, net 46,180 14,811 10,026
Investor relations expenses 47,288 6,765 2,702
Professional fees 52,224 18,537 21,660
Shareholder reporting expenses 81,309 14,002 11,961
Stock exchange listing fees 31,208 3,667 3,669
Other 22,574 15,747 94,994
Total expenses 5,268,276 878,383 452,202
Net investment income (loss) 36,642,183 4,571,846 2,059,558
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (3,277,654) (313,941) (145,622)
Futures contracts — 182,061 —
Net realized gain (loss) (3,277,654) (131,880) (145,622)
Change in unrealized appreciation (depreciation) on:
Investments 113,963,502 16,819,812 7,390,878
Futures contracts — (277,948) —
Net change in unrealized appreciation (depreciation) 113,963,502 16,541,864 7,390,878
Net realized and unrealized gain (loss) 110,685,848 16,409,984 7,245,256
Net increase (decrease) in net assets applicable to common shares from operations $ 147,328,031 $ 20,981,830 $ 9,304,814
Statement of Changes in Net Assets
See Notes to Financial Statements

NUV NUW
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 36,642,183 $ 72,002,159 $ 4,571,846 $ 8,981,752
Net realized gain (loss) (3,277,654) (21,685,836) (131,880) 236,748
Net change in unrealized appreciation (depreciation) 113,963,502 4,622,056 16,541,864 (585,238)
Net increase (decrease) in net assets applicable to common shares from operations 147,328,031 54,938,379 20,981,830 8,633,262
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (36,112,238) (69,941,517) (4,577,591) (8,625,617)
Total distributions (36,112,238) (69,941,517) (4,577,591) (8,625,617)
Net increase (decrease) in net assets applicable to common shares 111,215,793 (15,003,138) 16,404,239 7,645
Net assets applicable to common shares at the beginning of the period 1,804,453,422 1,819,456,560 254,960,496 254,952,851
Net assets applicable to common shares at the end of the
period $ 1,915,669,215 $ 1,804,453,422 $ 271,364,735 $ 254,960,496
See Notes to Financial Statements

NMI
Unaudited
Six Months Ended
4/30/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 2,059,558 $ 3,781,686
Net realized gain (loss) (145,622) (1,348,719)
Net change in unrealized appreciation (depreciation) 7,390,878 483,356
Net increase (decrease) in net assets applicable to common shares from operations 9,304,814 2,916,323
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (2,065,500) (3,678,642)
Total distributions (2,065,500) (3,678,642)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from shelf offering, net of offering costs 15,506 49,338
Net increase (decrease) applicable to common shares from capital share transactions 15,506 49,338
Net increase (decrease) in net assets applicable to common shares 7,254,820 (712,981)
Net assets applicable to common shares at the beginning of the period 92,117,408 92,830,389
Net assets applicable to common shares at the end of the period $ 99,372,228 $ 92,117,408
Financial Highlights

Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
NUV
NUW
4/30/24(d)
0.05%
0.03%
10/31/23
0.04
0.03
10/31/22
0.01
0.01
10/31/21
0.01
0.01
10/31/20
0.02
0.01
10/31/19
0.04
0.07
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains Total
Premium
per
Share
Sold
through
Shelf
Offering
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NUV
4/30/24(d) $ 8.69 $ 0.18 $ 0.53 $ 0.71 $ (0.17) $ — $ (0.17) $ — $ 9.23 $ 8.47
10/31/23 8.77 0.35 (0.09) 0.26 (0.34) — (0.34) — 8.69 7.99
10/31/22 10.62 0.33 (1.84) (1.51) (0.34) — (0.34) — 8.77 8.35
10/31/21 10.48 0.35 0.15 0.50 (0.36) — (0.36) — 10.62 11.21
10/31/20 10.57 0.37 (0.09) 0.28 (0.37) — (0.37) — 10.48 10.81
10/31/19 9.84 0.37 0.73 1.10 (0.37) — (0.37) — 10.57 10.43
NUW
4/30/24(d) 14.20 0.25 0.93 1.18 (0.26) — (0.26) — 15.12 13.46
10/31/23 14.20 0.50 (0.02) 0.48 (0.48) — (0.48) — 14.20 12.60
10/31/22 17.33 0.46 (2.93) (2.47) (0.47) (0.19) (0.66) — 14.20 13.19
10/31/21 16.81 0.45 0.54 0.99 (0.47) — (0.47) —(f) 17.33 16.76
10/31/20 16.90 0.47 (0.08) 0.39 (0.48) — (0.48) — 16.81 16.21
10/31/19 15.88 0.60 1.16 1.76 (0.65) (0.10) (0.75) 0.01 16.90 16.83
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.
(c) • The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
See Notes to Financial Statements

Ratios to Average Net Assets
NUW
Expenses
NII
(Loss)
10/31/21
0.68%
2.60%
10/31/20
0.82
2.75
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses(c)
Net
Investment
Income
(Loss)(c)
Portfolio
Turnover
Rate
8.20% 8.16% $ 1,915,669 0.55% (e) 3.81% (e) 6%
2.79 (0.52) 1,804,453 0.53 3.77 17
(14.52) (22.80) 1,819,457 0.50 3.36 29
4.79 7.19 2,203,176 0.48 3.27 11
2.72 7.41 2,171,104 0.51 3.52 11
11.35 17.92 2,186,923 0.54 3.63 13
8.26 8.84 271,365 0.64 (e) 3.37 (e) 1
3.27 (1.08) 254,960 0.63 3.35 14
(14.65) (17.84) 254,953 0.64 2.90 17
5.89 6.31 311,092 0.68 (g) 2.60 (g) 10
2.33 (0.77) 260,790 0.78 (g) 2.79 (g) 13
11.38 22.81 262,190 0.73 3.61 31
(d) Unaudited.
(e) Annualized.
(f) Value rounded to zero.
(g) During the period ended October 31, 2021 and October 31, 2020, the Adviser voluntarily reimbursed the Fund for certain expenses incurred in connection with a common shares equity shelf program. As a result, the Expenses and Net Investment Income (Loss) Ratios to Average Net Assets reflect the voluntary expense reimbursement from Adviser. The Expenses and Net Investment Income (Loss) Ratios to Average Net Assets excluding this expense reimbursement from Adviser were as follows:
Financial Highlights (continuted)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains Total
Premium
per
Share
Sold
through
Shelf
Offering
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NMI
4/30/24(d) $ 9.16 $ 0.20 $ 0.74 $ 0.94 $ (0.21) $ — $ (0.21) $ — $ 9.89 $ 9.15
10/31/23 9.24 0.38 (0.09) 0.29 (0.37) — (0.37) —(f) 9.16 8.35
10/31/22 11.27 0.34 (2.05) (1.71) (0.32) —(f) (0.32) — 9.24 8.53
10/31/21 11.08 0.37 0.20 0.57 (0.38) — (0.38) — 11.27 11.65
10/31/20 11.32 0.41 (0.20) 0.21 (0.41) (0.04) (0.45) —(f) 11.08 11.31
10/31/19 10.92 0.43 0.47 0.90 (0.43) (0.07) (0.50) —(f) 11.32 11.33
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.
See Notes to Financial Statements

Ratios of Interest
Expense to
Average Net Assets
Applicable
to Common Shares
NMI
4/30/24(d)
— %
10/31/23
—
10/31/22
—
10/31/21
—
10/31/20
—
10/31/19
—
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses(c)
Net
Investment
Income
(Loss)(c)
Portfolio
Turnover
Rate
10.21% 12.04% $ 99,372 0. 82% (e) 4.25% (e) 28%
2.94 1.80 92,117 0.74 3.87 33
(15.39) (24.32) 92,830 0.72 3.29 61
5.18 6.51 113,191 0.73 3.23 15
1.86 3.87 101,924 0.74 3.70 15
8.45 17.61 99,822 0.79 3.83 10
(c) • The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(d) Unaudited.
(e) Annualized.
(f) Value rounded to zero.

Notes to Financial Statements
(Unaudited)
1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen Municipal Value Fund, Inc. (NUV)
Nuveen AMT-Free Municipal Value Fund (NUW)
Nuveen Municipal Income Fund, Inc. (NMI)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. NUV and NMI were incorporated under the state laws of Minnesota on April 8, 1987 and February 26, 1988, respectively. NUW was organized as a Massachusetts business trust on November 19, 2008.
Current Fiscal Period:
The end of the reporting period for the Funds is April 30, 2024, and the period covered by these Notes to Financial
Statements is the six months ended April 30, 2024 (the “current fiscal period”).
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Developments Regarding the Funds’ Control Share By-Law:
On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a
shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District
Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the
District Court, on February 22, 2022, the Board of Directors/Trustees (the “Board”) amended the Funds’ by-laws to provide that the Funds’ Control
Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Funds’ Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit. On November 30, 2023, the U.S. Court of Appeals for the Second Circuit upheld the opinion of the District Court. On
February 28, 2024, the Board of the Funds Amended and Restated By-Laws to eliminate the “control share” provisions.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to each Fund from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent directors/trustees that enables directors/
trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds.
Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The Funds’ distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares
(stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.
Indemnifications:
Under the Funds' organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financials.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Fund
Gross
Custodian Fee
Credits
NUV
$ 36,030
NUW
12,337
NMI
3,306

Notes to Financial Statements
(Unaudited) (continued)
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
NUV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,898,647,046 $ – $ 1,898,647,046
Short-Term Investments:
Municipal Bonds – 26,465,000 – 26,465,000
Total $ – $ 1,925,112,046 $ – $ 1,925,112,046
NUW
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 264,313,931 $ – $ 264,313,931
Common Stocks – 24,729 933,266 957,995
Short-Term Investments:
Municipal Bonds – 4,555,000 – 4,555,000
Investments in Derivatives:
Futures Contracts* 376,896 – – 376,896
Total $ 376,896 $ 268,893,660 $ 933,266 $ 270,203,822
NMI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 97,142,931 $ 10,617 $ 97,153,548
Total $ – $ 97,142,931 $ 10,617 $ 97,153,548
* Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.

4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
NUV
$ 29,480,000 $ — $ 29,480,000
NUW
2,000,000 — 2,000,000
NMI
— — —

Notes to Financial Statements
(Unaudited) (continued)
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
NUV
$ 23,036,164 3.82%
NUW
2,000,000 3.93
NMI
— —
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
NUV
$ 29,480,000 $ — $ 29,480,000
NUW
2,000,000 — 2,000,000
NMI
— — —
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
NUV
$ 112,650,972 $ 125,456,850
NUW
3,785,986 7,630,821
NMI
28,422,630 27,386,850

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts:
During the current fiscal period, NUW managed the duration of its portfolio by shorting interest rate futures contracts.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
As of the end of the reporting period, the following Fund has invested in derivative contracts which are reflected in the Statement of Assets and
Liabilities as follows:.
During the current fiscal period, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets,
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
NUW $ 16,623,618
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
NUW
Futures Contracts Interest rate Unrealized appreciation on
futures contracts
*
$ 376,896 - $ –
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contacts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
NUW
Futures contracts Interest rate $ 182,061 $ (277,948)

Notes to Financial Statements
(Unaudited) (continued)
which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Shares Equity Shelf Programs and Offering Costs:
The following Fund has filed a registration statement with the Securities and Exchange
Commission (“SEC”) authorizing the Fund to issue additional common shares through one or more equity shelf programs (“Shelf Offering”), which became effective with the SEC during the current and prior fiscal periods.
Under this Shelf Offering, the Fund, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above the Fund’s NAV per common share. In the event the Fund’s
Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.
Additional authorized common shares, common shares sold and offering proceeds, net of offering costs under the Fund’s Shelf Offering during the
Fund’s current fiscal period were as follows:
Costs incurred by the Fund in connection with its initial shelf registration are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining one year after effectiveness of the initial shelf registration will be expensed. Costs incurred by the Fund to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.
Common Share Transactions:
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of NUW the AMT applicable to individuals to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
NMI
Year Ended
4/30/24*
Year Ended
10/31/23
Additional authorized common shares 2,200,000 2,200,000
Common shares sold – –
Offering proceeds, net of offering costs 15,506 49,338
* For the period November 1, 2023 through March 20, 2024.
NMI
Six Months
Ended
4/30/24
Year Ended
10/31/23
Common Shares:
Sold through shelf offering — 4,954
Total — 4,954
Weighted average common share:
Premium to NAV per shelf offering common share sold –% 1.11%

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser and for NUV a gross interest income component. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for NUV is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NUV
$ 1,860,624,765 $ 73,885,550 $ (38,878,269) $ 35,007,281
NUW
264,593,922 9,417,958 (5,808,058) 3,609,900
NMI
96,777,767 2,332,285 (1,956,504) 375,781
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NUV
$ 8,960,607 $ 5,789 $ — $ (79,538,289) $ (84,579,303) $ — $ (6,018,706) $ (161,169,902)
NUW
1,387,709 1,864 — (13,259,182) (542,698) — (1,427,131) (13,839,438)
NMI
433,537 — — (7,020,129) (6,399,852) — (316,609) (13,303,053)
1 Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared on October 2, 2023 and paid on November 1, 2023.
Fund
Short-Term Long-Term Total
NUV
$ 39,918,409 $ 44,660,894 $ 84,579,303
NUW
— 542,698 542,698
NMI
3,319,863 3,079,989 6,399,852
NUV
Average Daily Net Assets
Fund-Level Fee
Rate
For the first $500 million 0.1500%
For the next $500 million 0.1250
For net assets over $1 billion 0.1000

Notes to Financial Statements
(Unaudited) (continued)
In addition, NUV pays an annual management fee, payable monthly, based on gross interest income (excluding interest on bonds underlying a “self-
deposited inverse floater” trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) as follows:
The annual fund-level fee, payable monthly, for NUW and NMI is calculated according to the following schedules:
The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a
NUV
Gross Interest Income
Gross Income Fee
Rate
For the first $50 million 4.125%
For the next $50 million 4.000
For gross income over $100 million 3.875
NUW
Average Daily Managed Assets*
Fund-Level Fee
Rate
For the first $125 million 0.4000%
For the next $125 million 0.3875
For the next $250 million 0.3750
For the next $500 million 0.3625
For the next $1 billion 0.3500
For the next $3 billion 0.3250
For managed assets over $5 billion 0.3125
NMI
Average Daily Net Assets
Fund-Level Fee
Rate
For the first $125 million 0.4500%
For the next $125 million 0.4375
For the next $250 million 0.4250
For the next $500 million 0.4125
For the next $1 billion 0.4000
For the next $3 billion 0.3750
For net assets over $5 billion 0.3625
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of April
30, 2024, the complex-level fee for each Fund was as follows:
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an , “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2025 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. Each Fund’s maximum outstanding balance during the utilization period was as follows:
Fund
Complex-Level Fee
NUV
0.1604%
NUW
0.1604%
NMI
0.1604%
Fund
Purchases Sales
Realized
Gain (Loss)
NUV
$ — $ — $ —
NUW
— — —
NMI
— 3,518,751 (55,619)

Notes to Financial Statements
(Unaudited) (continued)
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.
11. Inter-Fund Lending
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
12. Subsequent Events
Management Fees:
As of May 1, 2024, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of each Fund’s average daily managed assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each
Fund is the fund-level fee listed within this report plus 0.1600%. The overall complex-level fee schedule is as follows:
Fund
Maximum
Outstanding
Balance
NUV
$ 2,787,274
NUW
—
NMI
331,261
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NUV
4 $ 2,787,274 6.53%
NUW
— — —
NMI
4 331,261 6.53
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Update to the Shelf Offering Program for NMI:
NMI filed a registration statement authorizing the Fund to issue 2,000,000 additional common shares, which became effective with the SEC during May 2024.

Risk Considerations
(Unaudited)
Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen Municipal Value Fund, Inc. (NUV)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. These and other risk considerations such as tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NUV .
Nuveen AMT-Free Municipal Value Fund (NUW)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. These and other risk considerations such as tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NUW .
Nuveen Municipal Income Fund, Inc. (NMI)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. These and other risk considerations such as tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NMI .

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Directors/Trustees
Joseph A. Boateng Michael A. Forrester Thomas J. Kenny Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Loren M. Starr Matthew Thornton III
Terence J. Toth
Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
NUV NUW NMI
Common shares repurchased 0 0 0

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Industrial Development Revenue Bond (IDR):
A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.
Inverse Floating Rate Securities:
Inverse floating rate securities, are the residual interest in a tender option bond (TOB)
trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds
: Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond.
Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.
Annual Investment Management
Agreement Approval Process
(Unaudited)

Nuveen Municipal Value Fund, Inc. (NUV)
Nuveen AMT-Free Municipal Value Fund (NUW)
Nuveen Municipal Income Fund, Inc. (NMI)
The Approval Process
At meetings held on April 18 and 19, 2024 (the “Meeting”), the Boards of Directors or Trustees (as the case may be) (collectively, the “Board” and each Director or Trustee (as the case may be), a “Board Member”) of the Funds approved, for their respective Fund, the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL”; NFAL is an “Adviser”) pursuant to which NFAL serves as investment adviser to such Fund. Similarly, for each Fund, the Board approved the renewal of the sub-advisory agreement
(each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940
Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members
are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of each Investment
Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund.
In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management
Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-
Advisory Agreements are collectively referred to as the “Advisory Agreements,” and NFAL and the Sub-Adviser are collectively, the “Fund Advisers”
and each a “Fund Adviser.” In addition, the fund complex consists of the group of funds advised by NFAL (collectively referred to as the “Nuveen funds”) and the group of funds advised by Teachers Advisors, LLC (“TAL” and such funds are collectively, the “TC funds”). For clarity, NFAL serves as Adviser to the Nuveen funds, including the Funds, and TAL serves as “Adviser” to the TC funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members
considered the review of the advisory agreements for the Nuveen funds as well as reviewed the investment management agreements for the TC funds. Depending on the appropriate context, references to “the Adviser” may be to NFAL with respect to the Nuveen funds and/or TAL with respect to the TC funds.
The Board Members considered the review of the advisory agreements of the Nuveen funds and the TC funds to be an ongoing process. The Board
Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-
advisers, as applicable, in their review of the advisory agreements for the fund complex.
During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries (as applicable); securities lending (as applicable); overall market and regulatory developments;
and with respect to closed-end funds, capital management initiatives, institutional ownership, management of leverage financing and the secondary market trading of the closed-end funds and any actions to address discounts. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February
Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below.
The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and sub-advisers, as applicable, and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of each sub-adviser, if applicable, and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and, if applicable, sub-advisory fee schedules; a description of portfolio manager compensation; an overview of the primary and secondary markets for the Nuveen closed-end funds
(including, among other things, premium or discount data and commentary regarding the leverage management, share repurchase and shelf offering programs during 2023); a description of the profitability and/or financial data of Nuveen, TAL and the sub-advisers; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the funds, as applicable. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe.
The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April
Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex.
After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the
Board subsequently reviewed and discussed the responses to these follow-up questions and requests.
The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board
Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory
Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board
Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the roles of NFAL and the Sub-Adviser in providing services to the Funds.
The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella.
The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures (as applicable) that could provide cost savings to participating funds, as described in further detail below.
The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.
In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Nuveen funds, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of NFAL. Accordingly, the Board considered that NFAL and its affiliates, among other things, oversee and review the performance of the respective sub-adviser and its investment team(s); evaluate Nuveen fund performance and market conditions; evaluate investment strategies and recommend changes thereto; set and manage distributions consistent with the respective Nuveen fund’s product design; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. With respect to closed-end Nuveen funds, such services also include managing leverage; monitoring asset coverage levels for leveraged funds and compliance with rating agency criteria; providing capital management and secondary market services (such as implementing common share shelf offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board considered that, with respect to such funds, management actively monitors any discount from net asset value per share at which the respective Nuveen fund’s common stock trades and evaluates potential avenues to mitigate the discount, including evaluating the level of distributions that the fund pays. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing.
Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.
In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
With respect to the Funds, the Board considered the division of responsibilities between NFAL and the Sub-Adviser and considered that the Sub-
Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of NFAL and the
Board. The Board considered an analysis of the Sub-Adviser provided by NFAL which included, among other things, a summary of changes in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time; and data reflecting product changes (if any) taken with respect to certain Nuveen funds. The Board considered that NFAL recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the quarter, one-, three- and five-year periods ending December 31, 2023 and March 31, 2024. The Board performed its annual review of fund performance at its
February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions
(written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.
The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”), subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies, dates of fund inception and other characteristics of the peers in the Performance Peer Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable fund. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the Funds as low, medium or high.
In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
The Board also considered that secondary market trading of shares of the Nuveen closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore, the Board and/or its Closed-end Fund committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the Nuveen closed-end funds have traded at various periods throughout the year. In its review, the Board considers, among other things, changes to investment mandates and guidelines, distribution policies, leverage levels and types; share repurchases and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds. As applicable, the Board considered the impact of leverage on a Nuveen fund’s performance. The Board further considered that performance results should include the distribution yields of funds that seek to provide income as part of their investment objective(s) to shareholders. In this regard, the Board considered that the use of leverage by various funds may have detracted from total return performance of such funds over various periods in current market conditions, but the leverage also was accretive in providing higher levels of income.
The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill.
Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.
In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.
The performance determinations with respect to each Fund are summarized below.
For Nuveen Municipal Value Fund, Inc. (the “Municipal Value Fund”), the Board considered that although the Fund’s performance was below the performance of its benchmark for the three-year period and the Fund ranked in the fourth quartile of its Performance Peer
Group for the one-year period ended December 31, 2023, the Fund outperformed its benchmark for the one- and five-year periods ended
December 31, 2023 and ranked in the first quartile of its Performance Peer Group for the three- and five-year periods ended December 31,
2023. In addition, although the Fund’s performance was below the performance of its benchmark for the three-year period ended March
31, 2024, the Fund outperformed its benchmark for the one- and five-year periods ended March 31, 2024 and ranked in the third quartile of its Performance Peer Group for the one-year period and first quartile for the three- and five-year periods ended March 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the
Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen AMT-Free Municipal Value Fund (the “AMT-Free Municipal Value Fund”), the Board considered that although the Fund’s performance was below the performance of its benchmark for the three-year periods ended December 31, 2023 and March 31, 2024, the Fund outperformed its benchmark for the one- and five-year periods ended December 31, 2023 and March 31, 2024. The Fund also ranked in first quartile of its Performance Peer Group for the one-year period, third quartile for the three-year period and second quartile for the five-year period ended December 31, 2023. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period and third quartile for the three- and five-year periods ended March 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s)
and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory
Agreements.
For Nuveen Municipal Income Fund, Inc. (the “Municipal Income Fund”), the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023, the Fund outperformed its benchmark for the one-year period ended December 31, 2023 and ranked in the second quartile of its Performance Peer Group for the one- and five-year periods and the first quartile for the three-year period ended December 31, 2023. In addition, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period, first quartile for the three-year period and second quartile for the five-year period ended March 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the
Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen closed-end funds, the contractual management fee and the actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) established by Broadridge. The Board Members reviewed the methodology
Broadridge employed to establish its Expense Universe and considered that differences between the applicable fund and its respective Expense
Universe as well as changes to the composition of the Expense Universe from year to year, may limit some of the value of the comparative data. The
Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.
The Board Members also considered a fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. In their review, the Board Members considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes for closed-end funds) meeting certain expense or fee criteria when compared to its Expense Universe and an analysis as to the factors contributing to each such fund’s relative net total expense ratio. In addition, although the Board reviewed a fund’s net total expense ratio both including and excluding investment-related expenses (e.g., leverage costs) for certain of the closed-end funds, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net total expense ratio and fees excluding investment-related costs and taxes for the closed-end funds. The Board also considered that the use of leverage for closed-end funds may create a conflict of interest for NFAL and the applicable sub-adviser given the increase of assets from leverage upon which an advisory or sub-advisory fee is based. The Board Members considered, however, that NFAL and the sub-advisers (as applicable) would seek to manage the potential conflict by recommending to the Board to leverage the applicable fund or increase such leverage when NFAL and/or a sub-adviser, as applicable, has determined that such action would be in the best interests of the respective fund and its common shareholders and by periodically reviewing with the Board the fund’s performance and the impact of the use of leverage on that performance.
The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. As indicated above, the Board approved a revised fee schedule which would reduce and streamline the asset thresholds necessary to meet breakpoints in the complex-level fee component. The Board considered that management anticipated approximately $50 million in savings for Nuveen fund shareholders as a result of the revised fee schedule as well as additional estimated savings over time. The Board further considered management’s representation that there will be no increase to any Nuveen fund’s respective advisory agreement fee rate as a result of the revised complex-level fee schedule.
In its review, the Board considered that across the Nuveen fund and TC fund complex, management estimated that fund-level breakpoints resulted in approximately $82.5 million in reduced fees overall in 2023. In addition, the Board considered that management determined that the Nuveen funds achieved additional fee reductions of approximately $49 million due to the complex-wide management fee structure in 2023.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of NFAL, not the Funds.
The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below.
For the Municipal Value Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median.
For the AMT-Free Municipal Value Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median.
For the Municipal Income Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each below the Expense Universe median.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds.
The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies;
regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure;
investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Board Members considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds.
With respect to the Nuveen funds, the Board Members reviewed the estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds overall as well as profitability data of certain other asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2023 and 2022 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution) for the 2023 and 2022 calendar years. The Board Members also considered the rationale for the change in Nuveen’s profitability from 2022 to 2023. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) NFAL derived from its exchange-traded fund product line for the 2023 and 2022 calendar years.
In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no single universally recognized expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the refinements Nuveen had made to the methodology that had occurred over the years from 2010 through 2021 to provide Nuveen’s profitability analysis, and a historical expense analysis of Nuveen
Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the Nuveen funds (excluding distribution) for the calendar years from 2017 through 2023. The Board of the Nuveen funds had also appointed two Board Members to serve as the Board’s liaisons to meet with representatives of NFAL and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of Nuveen
Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board considered that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of
Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2014 to 2023. In their review of the comparative data, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America
(“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA.
Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/
or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

The Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Board
Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2023 and December 31, 2022. The Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) grouped by similar types of funds (such as municipal, taxable fixed income, equity, real assets and index/asset allocation) for the Sub-Adviser for the calendar years ending December 31, 2023 and
December 31, 2022.
In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits NFAL or the Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that each Fund Adviser’s level of profitability from its relationship with each Nuveen fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds.
In this regard, the Board considered, as noted above, that the management fee of NFAL generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules. As summarized above, the Board approved a new complex-level breakpoint schedule which would simplify and reduce the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May
1, 2024. Among other things, the assets of certain TC funds advised by TAL would be phased into the calculation of the complex-wide assets in determining the complex-level fee over a ten-year period. The Board considered the cost savings and additional potential sharing of economies of scale as a result of the reduced complex-level breakpoint schedule and the additional assets from more eligible funds in calculating the assets of the complex for determining the complex-level fee component. The Board reviewed the projected shareholder savings derived from such modifications over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any fund’s respective advisory agreement fee rate.
The Board also considered that with respect to Nuveen closed-end funds, although closed-end funds may make additional share offerings from time to time, the closed-end funds have a more limited ability to increase their assets because the growth of their assets will occur primarily from the appreciation of their investment portfolios.
The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.
The Board considered that an affiliate of the Adviser received compensation in 2023 for serving as an underwriter on shelf offerings of existing
Nuveen closed-end funds and reviewed the amounts paid for such services in 2023 and 2022. In addition, the Board Members considered that the
Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each
Fund and that the Advisory Agreements be renewed for an additional one-year period.
Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-A-0424P 3614398-INV-B-06/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 ofTitle 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject tothe liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it byreference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen AMT-Free Municipal Value Fund

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Date: July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: July 2, 2024

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: July 2, 2024